Document and Entity Information	3 Months Ended
May 04, 2013
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	May 4, 2013
Trading Symbol	RH
Entity Registrant Name	Restoration Hardware Holdings Inc
Entity Central Index Key	0001528849
Entity Filer Category	Non-accelerated Filer

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012
Current assets:
Cash and cash equivalents	$ 9,669	$ 8,354	$ 8,512
Accounts receivable-net	17,712	17,040	11,759
Merchandise inventories	365,716	353,329	245,876
Current deferred tax assets	37,006	37,006	4,161
Prepaid expense and other current assets	121,335	77,029	52,570
Total current assets	551,438	492,758	322,878
Property and equipment-net	123,091	111,406	83,558
Goodwill	122,581	122,601	122,595
Trademarks and domain names	47,410	47,410	47,100
Other intangible assets-net	2,134	2,713	5,426
Non-current deferred tax assets	6,868	6,873
Other assets	6,100	5,852	5,253
Total assets	859,622	789,613	586,810
Current liabilities:
Accounts payable and accrued expenses	179,420	145,353	105,694
Deferred revenue and customer deposits	43,095	41,643	25,419
Other current liabilities	32,666	32,428	30,861
Total current liabilities	255,181	219,424	161,974
Revolving line of credit	113,994	82,501	107,502
Term loan			14,798
Deferred rent and lease incentives	30,867	30,784	19,851
Deferred tax liabilities			22,153
Other long-term obligations	4,530	5,293	10,069
Total liabilities	404,572	338,002	336,347
Commitments and contingencies
Stockholders' equity:
Common stock, value	4	4
Additional paid-in capital	509,514	505,883	292,011
Accumulated other comprehensive income	1,180	1,211	1,150
Accumulated deficit	(55,648)	(55,487)	(42,698)
Total stockholders' equity	455,050	451,611	250,463
Total liabilities and stockholders' equity	$ 859,622	$ 789,613	$ 586,810

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	May 04, 2013	Feb. 02, 2013	Nov. 07, 2012	Jan. 28, 2012
Common stock, par value	$ 0.0001	$ 0.0001		$ 0
Common stock, shares authorized	180,000,000	180,000,000		1,000
Common stock, shares issued	38,856,251	38,856,251	4,782,609	1,000
Common stock, shares outstanding	38,108,092	37,967,635		1,000

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Net revenues	$ 301,337	$ 398,055	$ 284,171	$ 292,906	$ 217,914	$ 305,242	$ 232,459	$ 235,623	$ 184,760	$ 1,193,046	$ 958,084	$ 772,752
Cost of goods sold	199,460				142,646					756,597	601,735	501,132
Gross profit	101,877	145,174	101,880	114,127	75,268	117,526	84,393	91,246	63,184	436,449	356,349	271,620
Selling, general and administrative expenses	101,366				77,365					505,485	329,506	274,836
Income (loss) from operations	511				(2,097)					(69,036)	26,843	(3,216)
Interest expense	(840)				(1,575)					(5,776)	(5,134)	(3,150)
Income (loss) before income taxes	(329)				(3,672)					(74,812)	21,709	(6,366)
Income tax expense (benefit)	(168)				56					(62,023)	1,121	685
Net income (loss)	$ (161)	$ (28,362)	$ 1,685	$ 17,616	$ (3,728)	$ 24,054	$ (4,830)	$ 7,582	$ (6,218)	$ (12,789)	$ 20,588	$ (7,051)
Weighted-average shares used in computing basic and diluted net income (loss) per share	38,076,026	35,692,064	1,000	1,000	1,000	1,000	674	100	100	9,428,828	468	100
Basic and diluted net income (loss) per share	$ 0	$ (0.79)	$ 1,685	$ 17,616	$ (3,728)	$ 24,054	$ (7,166)	$ 75,820	$ (62,180)	$ (1.36)	$ 43,991	$ (70,510)

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Net income (loss)	$ (161)	$ (3,728)	$ (12,789)	$ 20,588	$ (7,051)
Foreign currency translation adjustment-net of tax	(31)	43	61	163	657
Total comprehensive income (loss)	$ (192)	$ (3,685)	$ (12,728)	$ 20,751	$ (6,394)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Executive compensation [Member]	Management fee [Member]	Common Stock [Member]	Common Stock [Member] Executive compensation [Member]	Common Stock [Member] Management fee [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Executive compensation [Member]	Additional Paid-In Capital [Member] Management fee [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Executive compensation [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Management fee [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Executive compensation [Member]	Accumulated Deficit [Member] Management fee [Member]
Balances at Jan. 30, 2010	$ 221,079						$ 276,984			$ 330			$ (56,235)
Balance, shares at Jan. 30, 2010				100
Stock-based compensation	1,119						1,119
Capital contribution
Net income (loss)	(7,051)												(7,051)
Foreign currency translation adjustment-net of tax	657									657
Balances at Jan. 29, 2011	215,804						278,103			987			(63,286)
Balance, shares at Jan. 29, 2011				100
Stock-based compensation	1,557						1,557
Capital contribution		6,350	6,000					6,350	6,000
Net income (loss)	20,588												20,588
Foreign currency translation adjustment-net of tax	163									163
Capitalization of Restoration Hardware Holdings, Inc.	1						1
Capitalization of Restoration Hardware Holdings, Inc., shares				900
Balances at Jan. 28, 2012	250,463						292,011			1,150			(42,698)
Balances, shares at Jan. 28, 2012				1,000
Stock-based compensation	116,183						116,183
Conversion of Restoration Hardware Holdings, Inc. common stock upon Reorganization				(1,000)
Capital contribution
Issuance of common stock upon Reorganization				3			(3)
Issuance of common stock upon Reorganization, shares				32,188,891
Issuance of common stock-net of issuance costs	97,693			1			97,692
Issuance of common stock-net of issuance costs, shares				4,782,609
Vesting of stock awards				996,135
Net income (loss)	(12,789)												(12,789)
Foreign currency translation adjustment-net of tax	61									61
Balances at Feb. 02, 2013	$ 451,611			$ 4			$ 505,883			$ 1,211			$ (55,487)
Balances, shares at Feb. 02, 2013				37,967,635

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (161)	$ (3,728)	$ (12,789)	$ 20,588	$ (7,051)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	6,630	6,424	26,748	29,186	31,263
Impairment of property and equipment					2,115
Loss on disposal of property and equipment				674
Stock-based compensation expense	3,631	387	116,183	1,557	1,119
Release of valuation allowance			(57,185)
Deferred income taxes			(4,686)	4,299	(427)
Amortization of financing fees	168	147	863	573	193
Change in assets and liabilities:
Accounts receivable	(672)	(5,831)	(5,282)	(7,280)	68
Merchandise inventories	(12,437)	(24,039)	(107,454)	(39,475)	(57,103)
Prepaid expense and other current assets	(44,307)	(13,233)	(24,454)	(36,371)	(1,477)
Other assets	(400)	216	(371)	(573)	(797)
Accounts payable and accrued expenses	25,978	20,815	36,154	14,374	5,475
Deferred revenue and customer deposits	1,452	7,120	16,224	11,418	2,503
Other current liabilities	339	(1,813)	2,689	3,915	3,395
Deferred rent and lease incentives	115	4,405	10,923	1,732	8,638
Other long-term obligations	41	163	(1,427)	154	276
Net cash provided by (used in) operating activities	(19,623)	(8,967)	(3,864)	17,121	(11,810)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(9,737)	(6,193)	(49,058)	(25,593)	(39,907)
Purchase of trademarks and other intangible assets			(310)
Net cash used in investing activities	(9,737)	(6,193)	(49,368)	(25,593)	(39,907)
CASH FLOWS FROM FINANCING ACTIVITIES
Gross borrowings under revolving line of credit	353,258	246,756	1,344,468	1,007,330	875,936
Gross repayments under revolving line of credit	(321,765)	(228,793)	(1,369,469)	(1,011,937)	(821,734)
Proceeds from issuance of term loan				15,000
Repayment of term loan			(15,000)
Debt issuance costs			(426)	(2,835)
Payments on capital leases and other long-term obligations			(4,214)	(4,188)	(2,601)
Capitalization of Restoration Hardware Holdings, Inc.				1
Proceeds from issuance of common stock-net of issuance costs			97,693
Payments on capital leases	(840)	(1,110)
Net cash provided by financing activities	30,653	16,853	53,052	3,371	51,601
Effects of foreign currency exchange rate translation	22	0	22	249	294
Net increase (decrease) in cash and cash equivalents	1,315	1,693	(158)	(4,852)	178
Cash and cash equivalents
Beginning of period	8,354	8,512	8,512	13,364	13,186
End of period	9,669	10,205	8,354	8,512	13,364
Non-cash transactions:
Capital expenditures included in accounts payable at period end	8,107	1,915	3,505	645	454
Property and equipment acquired under capital lease				7,770	3,550
Cash paid for interest			5,382	3,737	2,068
Cash paid for taxes			1,861	1,697	744
Executive compensation [Member]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Capital contribution				6,350
Non-cash transactions:
Capital contribution				6,350
Management fee [Member]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Capital contribution				6,000
Non-cash transactions:
Capital contribution				$ 6,000

Nature of Business	12 Months Ended
Feb. 02, 2013
Nature of Business

NOTE 1—NATURE OF BUSINESS

Restoration Hardware Holdings, Inc., a Delaware corporation, together with its subsidiaries (collectively, the “Company”), is a luxury home furnishings retailer that offers a growing number of categories including furniture, lighting, textiles, bathware, decorative accessories, outdoor and children’s furnishings. These products are sold through the Company’s stores, catalogs and websites. As of February 2, 2013, the Company operated a total of 71 retail stores and 13 outlet stores in 28 states, the District of Columbia and Canada, and had sourcing operations in Shanghai and Hong Kong.

Organization/The company	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Organization/The company

NOTE 1—THE COMPANY

Nature of Business

Restoration Hardware Holdings, Inc., a Delaware corporation, together with its subsidiaries (collectively, the “Company”), is a luxury home furnishings retailer that offers a growing number of categories including furniture, lighting, textiles, bathware, decorative accessories, outdoor and children’s furnishings. These products are sold through the Company’s stores, catalogs and websites. As of May 4, 2013, the Company operated a total of 70 retail stores and 14 outlet stores in 29 states, the District of Columbia and Canada, and had sourcing operations in Shanghai and Hong Kong.

The Company was formed on August 18, 2011 and capitalized on September 2, 2011 as a holding company for the purposes of facilitating an initial public offering of common equity and is a direct subsidiary of Home Holdings, LLC, a Delaware limited liability company (“Home Holdings”).

On November 1, 2012, the Company acquired all of the outstanding shares of capital stock of Restoration Hardware, Inc., a Delaware corporation, and Restoration Hardware, Inc. became a direct, wholly owned subsidiary of the Company. Restoration Hardware, Inc. was a direct, wholly owned subsidiary of Home Holdings prior to the Company’s initial public offering. Outstanding units issued by Home Holdings under its equity compensation plan, referred to as the Team Resto Ownership Plan, were replaced with common stock of the Company at the time of its initial public offering. These transactions are referred to as the “Reorganization.” As a result of these transactions, as of November 1, 2012, 32,188,891 shares of the Company’s common stock were outstanding.

On November 7, 2012, the Company completed its initial public offering. In connection with its initial public offering, the Company issued and sold 4,782,609 shares of its common stock at a price of $24.00 per share. In addition, certain of the Company’s stockholders sold an aggregate of 381,723 shares of common stock held by them in the initial public offering. Further, certain stockholders sold an additional aggregate of 774,650 shares of common stock held by them pursuant to the exercise by the offering’s underwriters of their option to purchase additional shares. The Company did not receive any proceeds from the sale of stock by its stockholders.

Prior to the Reorganization, Restoration Hardware Holdings, Inc. had not engaged in any business or other activities except in connection with its formation and the Reorganization. Accordingly, all financial and other information herein relating to periods prior to the completion of the Reorganization is that of Restoration Hardware, Inc.

On May 20, 2013, the Company completed its follow-on offering of 9,974,985 shares of common stock at an offering price of $50.00 per share, which included 1,301,085 shares sold in connection with the full exercise of the option to purchase additional shares granted to the underwriters. All of the shares sold in the offering were sold by existing stockholders of the Company. No shares were sold by the Company in the offering, and, as such, the Company did not receive any of the proceeds from such sales.

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared from the Company’s records and, in management’s opinion, include all adjustments (consisting of normal recurring adjustments) necessary to fairly state the Company’s financial position as of May 4, 2013, and the results of operations and changes of cash flows for the three months ended May 4, 2013 and April 28, 2012, which each consist of thirteen weeks. The Company’s current fiscal year ends on February 1, 2014 (“fiscal 2013”).

Certain information and disclosures normally included in the notes to annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted for purposes of these interim condensed consolidated financial statements.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K for the fiscal year ended February 2, 2013 (“fiscal 2012”).

The results of operations for the three months ended May 4, 2013 presented herein are not necessarily indicative of the results to be expected for the full fiscal year.

NOTE 2—ORGANIZATION

The Company was formed on August 18, 2011 and capitalized on September 2, 2011 as a holding company for the purposes of facilitating an initial public offering of common equity and is a direct subsidiary of Home Holdings, LLC, a Delaware limited liability company (“Home Holdings”).

On November 1, 2012, the Company acquired all of the outstanding shares of capital stock of Restoration Hardware, Inc., a Delaware corporation, and Restoration Hardware, Inc. became a direct, wholly owned subsidiary of the Company. Outstanding units issued by Home Holdings under its equity compensation plan, referred to as the Team Resto Ownership Plan, were replaced with common stock of the Company at the time of its initial public offering. Restoration Hardware, Inc. was a direct, wholly owned subsidiary of Home Holdings prior to the Company’s initial public offering. These transactions are referred to as the “Reorganization.” As a result of these transactions, as of November 1, 2012, 32,188,891 shares of the Company’s common stock were outstanding.

On November 7, 2012, the Company completed its initial public offering. In connection with its initial public offering, the Company issued and sold 4,782,609 shares of its common stock at a price of $24.00 per share. In addition, certain of the Company’s stockholders sold an aggregate of 381,723 shares of common stock held by them in the initial public offering. Further, certain stockholders sold an additional aggregate of 774,650 shares of common stock held by them pursuant to the exercise by the offering’s underwriters of their option to purchase additional shares. The Company did not receive any proceeds from the sale of stock by its stockholders.

As a result of the initial public offering, the Company raised a total of $114.8 million in gross proceeds, or approximately $106.7 million in net proceeds after deducting underwriting discounts and commissions of $8.1 million. The Company capitalized $9.1 million of offering costs associated with its initial public offering, which are included in additional paid-in capital and offset against the initial public offering proceeds.

Prior to the Reorganization, Restoration Hardware Holdings, Inc. had not engaged in any business or other activities except in connection with its formation and the Reorganization. Accordingly, all financial and other information herein relating to periods prior to the completion of the Reorganization is that of Restoration Hardware, Inc.

Change in Accounting Principle-Stock-Based Compensation	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Change in Accounting Principle-Stock-Based Compensation

NOTE 2—CHANGE IN ACCOUNTING PRINCIPLE—STOCK-BASED COMPENSATION

In the third quarter of fiscal 2012, the Company changed its policy for recognizing stock-based compensation expense from the graded method of accounting to the straight-line method of accounting for its time-based units (or service-only awards). The Company previously disclosed this change in accounting policy and retrospectively restated its consolidated financial statements for such change in its audited consolidated financial statements for fiscal 2012.

Based on research and analysis, the Company believes the straight-line method of accounting for stock-based compensation expense for service-only awards is the predominant method used in its industry. In order for the Company’s results of operations to be comparable to its peers, it has concluded that the straight-line method of accounting for stock-based compensation is a preferable accounting method in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 250-10-45.

The following table presents the unaudited comparative effect of the change in accounting method and its impact on key components of the Company’s condensed consolidated statements of operations (in thousands, except share and per share amounts):

	Three Months Ended
	April 28, 2012
	Graded Method	Straight-Line Method
Net revenues	$217,914	$217,914
Cost of goods sold	142,646	142,646

Gross profit	75,268	75,268
Selling, general and administrative expense	77,401	77,365

Loss from operations	(2,133)	(2,097)
Interest expense	(1,575)	(1,575)

Loss before income taxes	(3,708)	(3,672)
Income tax expense	56	56

Net loss	$(3,764)	$(3,728)

Shares used in computing basic and diluted net loss per share	1,000	1,000
Basic and diluted net loss per share	$(3,764)	$(3,728)

NOTE 3—CHANGE IN ACCOUNTING PRINCIPLE—STOCK-BASED COMPENSATION

In the third quarter of 2012, the Company changed its policy for recognizing stock-based compensation expense from the graded method of accounting to the straight-line method of accounting for its time-based units (or service-only awards). The Company previously disclosed this change in accounting policy and retrospectively restated its consolidated financial statements for such change in its audited consolidated financial statements for the fiscal year ended January 28, 2012 and unaudited condensed consolidated financial statements for the six months ended July 28, 2012, which are included in the Company’s final prospectus filed with the Securities and Exchange Commission on November 5, 2012.

Based on research and analysis, the Company believes the straight-line method of accounting for stock-based compensation expense for service-only awards is the predominant method used in its industry. In order for the Company’s results of operations to be comparable to its peers, it has concluded that the straight-line method of accounting for stock-based compensation is a preferable accounting method in accordance with ASC 250-10-45.

The following table presents the comparative effect of the change in accounting method and its impact on key components of the Company’s consolidated statements of operations (dollar amounts in thousands):

	Year Ended
	January 28, 2012		January 29, 2011
	As Reported	As Revised	As Reported	As Revised
Net revenues	$958,084	$958,084	$772,752	$772,752
Cost of goods sold	601,735	601,735	501,132	501,132

Gross profit	356,349	356,349	271,620	271,620
Selling, general and administrative expense	329,753	329,506	275,859	274,836

Income (loss) from operations	26,596	26,843	(4,239)	(3,216)
Interest expense	(5,134)	(5,134)	(3,150)	(3,150)

Income (loss) before income taxes	21,462	21,709	(7,389)	(6,366)
Income tax expense	1,121	1,121	685	685

Net income (loss)	$20,341	$20,588	$(8,074)	$(7,051)

Shares used in computing basic and diluted net income (loss) per share	468	468	100	100
Basic and diluted net income (loss) per share	$43,464	$43,991	$(80,740)	$(70,510)

The following table presents the comparative effect of the change in accounting method and its impact on key components of the Company’s consolidated balance sheets (in thousands):

	January 28, 2012
	As Reported	As Revised
Stockholders’ equity:
Common stock, zero par value, 1,000 shares authorized, 1,000 shares issued and outstanding	$—	$—
Additional paid-in capital	293,281	292,011
Accumulated other comprehensive income	1,150	1,150
Accumulated deficit	(43,968)	(42,698)

Total stockholders’ equity	$250,463	$250,463

The change did not impact cash flows from total operating, investing or financing activities.

Significant Accounting Policies	12 Months Ended
Feb. 02, 2013
Significant Accounting Policies

NOTE 4—SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Accordingly, all intercompany balances and transactions have been eliminated through the consolidation process.

Fiscal Years

The Company’s fiscal year ends on the Saturday closest to January 31. As a result, the Company’s fiscal year may include 53 weeks. The fiscal year ended February 2, 2013 (“fiscal 2012”) consisted of 53 weeks and the fiscal years ended January 28, 2012 (“fiscal 2011”) and January 29, 2011 (“fiscal 2010”) each consisted of 52 weeks.

Use of Accounting Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material to the consolidated financial statements.

Cash and Cash Equivalents

The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents.

Concentration of Credit Risk

The Company maintains its cash and cash equivalent accounts in financial institutions in both U.S. dollar and Canadian dollar denominations. Accounts at the U.S. institutions are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 and accounts at the Canadian institutions are insured by the Canada Deposit Insurance Corporation (“CDIC”) up to $100,000 Canadian dollars. As of February 2, 2013, the Company had two U.S. bank account balances that were in excess of the FDIC insurance limit and one Canadian bank account balance that was in excess of the CIDC insurance limit. The Company performs ongoing evaluations of these institutions to limit its concentration of credit risk.

Accounts Receivable

Accounts receivable consist primarily of receivables from the Company’s credit card processors for sales transactions and tenant improvement allowances from the Company’s landlords in connection with new leases. Accounts receivable is presented net of allowance for doubtful accounts, which is recorded on a specific identification basis. The allowance for doubtful accounts was not significant as of February 2, 2013 and January 28, 2012.

Merchandise Inventories

The Company’s merchandise inventories are comprised of finished goods and are carried at the lower of cost or market, with cost determined on a weighted-average cost method and market determined based on the estimated net realizable value. To determine if the value of inventory should be marked down below original cost, the Company considers current and anticipated demand, customer preference and the merchandise age. The inventory value is adjusted periodically to reflect current market conditions, which requires management judgments that may significantly affect the ending inventory valuation, as well as gross margin. The significant estimates used in inventory valuation are obsolescence (including excess and slow-moving inventory and lower of cost or market reserves) and estimates of inventory shrinkage. The Company adjusts its inventory for obsolescence based on historical trends, aging reports, specific identification and its estimates of future retail sales prices.

Reserves for shrinkage are estimated and recorded throughout the period as a percentage of net sales based on historical shrinkage results and current inventory levels. Actual shrinkage is recorded throughout the year based upon periodic cycle counts and the results of the Company’s annual physical inventory count. Actual inventory shrinkage and obsolescence can vary from estimates due to factors including the mix of the Company’s inventory (which ranges from large furniture to decorative accessories) and execution against loss prevention initiatives in the Company’s stores, distribution centers, off-site storage locations and with its third-party transportation providers.

Due to these factors, the Company’s obsolescence and shrinkage reserves contain uncertainties. Both estimates have calculations that require management to make assumptions and to apply judgment regarding a number of factors, including market conditions, the selling environment, historical results and current inventory trends. If actual obsolescence or shrinkage estimates change from the Company’s original estimates, the Company will adjust its inventory reserves accordingly throughout the period. Management does not believe that changes in the assumptions used in these estimates would have a significant effect on the Company’s net income (loss) or inventory balances. The Company’s inventory reserve balances were $5.9 million and $5.6 million as of February 2, 2013 and January 28, 2012, respectively.

Prepaid Catalog and Advertising Expenses

Advertising expenses primarily represent the costs associated with the Company’s catalog mailings, as well as print and website marketing. All advertising costs are expensed as incurred, with the exception of prepaid catalog expenses. Prepaid catalog expenses consist primarily of third-party incremental direct costs to prepare, print and distribute catalogs. Such costs are capitalized as prepaid catalog expenses and are amortized over their expected period of future benefit. Such amortization is based upon the ratio of actual revenues to the total of actual and estimated future revenues on an individual catalog basis. Estimated future revenues are based upon various factors such as the total number of catalogs and pages circulated, the probability and magnitude of consumer response and the assortment of merchandise offered. Each catalog is generally fully amortized within an eight- to nine-month period, with the majority of the amortization occurring within the first five to six months. Prepaid catalog expenses are evaluated for realizability on a regular basis by comparing the carrying amount associated with each catalog to the estimated probable remaining future sales associated with that catalog. The Company had $43.8 million and $28.6 million of prepaid catalog costs that are included in prepaid expense and other current assets on the consolidated balance sheets as of February 2, 2013, and January 28, 2012, respectively.

Advertising costs, recorded in selling, general and administrative expenses, were $98.8 million, $66.9 million, and $56.1 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Property and Equipment

Property and equipment is recorded at cost, net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method, generally using the following useful lives:

Category of Property and Equipment	Useful Life
Building	40 years
Furniture, fixtures and equipment	3 to 7 years
Machinery and equipment	3 to 5 years
Computer software	3 years

The cost of leasehold improvements and lease acquisitions is amortized over the lesser of the useful life of the asset or the applicable lease term.

Interest is capitalized on construction in progress and software projects during the period in which expenditures have been made, activities are in progress to prepare the asset for its intended use and actual interest costs are being incurred.

Assets acquired under non-cancelable leases, which meet the criteria of capital leases, are capitalized in property and equipment and amortized over the lesser of the useful life of the asset or the applicable lease term.

The land purchased by the Company is recorded at cost and is a non-depreciable asset.

Property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable.

Intangible Assets

Intangible assets reflect the value assigned to trademarks, customer relationships, core technologies and the fair market value of the Company’s leases. Customer relationships, core technologies and the fair market value of the leases are amortized over their useful life. The Company does not amortize trademarks as the Company defines the life of the asset as indefinite.

Impairment

Goodwill

The Company evaluates goodwill annually to determine whether it is impaired. Goodwill is also tested between annual impairment tests if an event occurs or circumstances change that would indicate that the fair value of a reporting unit is less than its carrying amount. Conditions that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of an asset; general economic conditions, such as increasing Treasury rates or unexpected changes in GDP growth; a change in the Company’s market share; budget-to-actual performance and consistency of operating margins and capital expenditures; a product recall or an adverse action or assessment by a regulator; or changes in management, key personnel, etc. If an impairment indicator exists, the Company tests the intangible asset for recoverability. The Company has identified only one single reporting unit. The Company selected the fourth fiscal quarter to perform its annual goodwill impairment testing.

The Company qualitatively assesses goodwill impairment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. During fiscal 2012, the Company performed a qualitative analysis examining key events and circumstances affecting fair value and determined it is more likely than not that the reporting unit’s fair value is greater than its carrying amount. As such, no further analysis was required for purposes of testing of the Company’s goodwill for impairment.

If goodwill is not qualitatively assessed, a two-step quantitative approach is used. In the first step, the Company compares the fair value of the reporting unit, generally defined as the same level as or one level below an operating segment, to its carrying value. If the fair value of the reporting unit exceeds the carrying value of the net assets assigned to that unit, goodwill is considered not impaired and the Company is not required to perform further testing. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. If the carrying value of a reporting unit’s goodwill exceeds its implied fair value, then the Company would record an impairment loss equal to the difference.

The Company’s tests for impairment of goodwill resulted in a determination that the fair value of the Company substantially exceeded the carrying value of the Company’s net assets in fiscal 2012 and fiscal 2011. No impairment to goodwill has been recorded in any period.

Trademarks

The Company annually evaluates whether trademarks continue to have an indefinite life. Trademarks are reviewed for impairment annually in the fourth quarter and may be reviewed more frequently if indicators of impairment are present. Conditions that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of an asset, a product recall or an adverse action or assessment by a regulator.

In 2012, the Company adopted the option to qualitatively assess indefinite-lived intangible asset impairment to determine whether it is more likely than not that the fair value of the asset is less than its carrying amount. Accordingly, the Company performed a qualitative analysis examining key events and circumstances affecting fair value and determined it is more likely than not that the asset’s fair value is greater than its carrying amount. As such, no further analysis was required for purposes of testing of the Company’s trademarks for impairment.

If trademarks are not qualitatively assessed, an impairment review is performed by comparing the carrying value to the estimated fair value, determined using a discounted cash flow methodology. Factors used in the valuation of intangible assets with indefinite lives include, but are not limited to, management’s plans for future operations, brand initiatives, recent operating results and projected future cash flows.

The Company tested the trademarks for impairment and concluded that there has been no impairment in any period.

Long-Lived Assets

Long-lived assets, such as property and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Conditions that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of an asset, a product recall or an adverse action or assessment by a regulator. If the sum of the estimated undiscounted future cash flows related to the asset are less than the carrying value, the Company recognizes a loss equal to the difference between the carrying value and the fair value, usually determined by the estimated discounted cash flow analysis of the asset.

The Company evaluates long-lived tangible assets at an individual store level, which is the lowest level at which independent cash flows can be identified. The Company evaluates corporate assets or other long-lived assets that are not store-specific at the consolidated level.

Since there is typically no active market for the Company’s long-lived tangible assets, the Company estimates fair values based on the expected future cash flows. The Company estimates future cash flows based on store-level historical results, current trends, and operating and cash flow projections. The Company’s estimates are subject to uncertainty and may be affected by a number of factors outside its control, including general economic conditions and the competitive environment. While the Company believes its estimates and judgments about future cash flows are reasonable, future impairment charges may be required if the expected cash flow estimates, as projected, do not occur or if events change requiring the Company to revise its estimates.

The Company did not record an impairment charge on long-lived assets in fiscal 2012 or fiscal 2011.The Company recorded a $2.1 million impairment charge on long-lived assets of certain underperforming stores in fiscal 2010, which is included in cost of goods sold on the consolidated statements of operations.

Capital and Operating Leases

The Company classifies leases at the inception of the lease as either a capital lease or an operating lease. A lease is classified as a capital lease if any of the following conditions are met: (i) the ownership of the leased property is transferred to the lessee by the end of the lease term, (ii) there is a bargain purchase option, (iii) the lease term is at least 75% of the property’s estimated remaining economic life or (iv) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property. A capital lease is accounted for as if there were an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All leases not identified as capital leases are accounted for as operating leases.

The Company leases stores, distribution facilities, office space and certain machinery and equipment under various operating leases. Most real estate lease agreements contain, among other terms and conditions, tenant improvement allowances, rent holidays, lease premiums, rent escalation clauses and contingent rent provisions. For purposes of recognizing lease incentives, premiums and minimum rental expenses on a straight-line basis over the terms of the leases, the Company uses the date of initial possession to begin amortization, which is generally when the Company enters the space and begins to make improvements in preparation of intended use. For tenant improvement allowances and rent holidays, the Company records a deferred rent liability, reported as a long-term liability on the consolidated balance sheets, and amortizes the deferred rent over the term of the lease as an adjustment to rent expense.

For scheduled rent changes during the lease terms or for rental payments commencing at a date other than the date of initial occupancy (rent holidays), the Company records minimum rental expenses on a straight-line basis over the term of the lease.

Certain leases provide for contingent rents, which are determined as a percentage of gross sales in excess of specified levels. The Company records a contingent rent liability in accounts payable and accrued expenses on the consolidated balance sheets and the corresponding rent expense when specified levels have been achieved or when management estimates that achieving the specified levels during the lease term is probable.

Debt Issuance Costs

The Company capitalizes debt issuance costs related to its revolving line of credit and term loan. Capitalized costs related to the revolving line of credit are included in other assets on the consolidated balance sheets as deferred financing fees. Capitalized costs paid to lenders relating to the term loan are netted against the term loan on the consolidated balance sheets. Deferred financing fees are amortized utilizing the straight-line method and are included in interest expense on the consolidated statements of operations.

Revenue Recognition

The Company recognizes revenues and the related cost of goods sold when merchandise is received by its customers. Revenues from “cash-and-carry” store sales are recognized at the point of sale in the store. Revenues from direct-to-customer and home-delivered sales are recognized when the merchandise is delivered to the customer. Discounts provided to customers are accounted for as a reduction of sales.

The Company recognizes shipping and handling fees as revenue when the merchandise is received by its customers. Costs of shipping and handling are included in cost of goods sold.

Sales tax collected is not recognized as revenue but is included in accounts payable and accrued expenses on the consolidated balance sheets as it is ultimately remitted to governmental authorities.

The Company reserves for projected merchandise returns. Merchandise returns are often resaleable merchandise and are refunded by issuing the same payment tender of the original purchase. Merchandise exchanges of the same product and price are not considered merchandise returns and, therefore, are excluded when calculating the sales returns reserve.

The Company’s customers may return purchased items for a refund. The Company provides an allowance for sales returns, net of cost of goods sold, based on historical return rates. A summary of the allowance for sales returns, presented net of cost of goods sold, is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Balance at beginning of fiscal year	$3,181	$3,403	$3,145
Provision for sales returns	134,909	102,875	83,393
Actual sales returns	(132,884)	(103,097)	(83,135)

Balance at end of fiscal year	$5,206	$3,181	$3,403

Deferred Revenue and Customer Deposits

Deferred revenue represents the revenue associated with orders that have been shipped by the Company to its customers but have not yet been received by the customer. As the Company recognizes revenue when the merchandise is received by its customers, it is included as deferred revenue on the consolidated balance sheets while in-transit.

Customer deposits represent payments made by customers on custom orders. At the time of purchase the Company collects deposits for all custom orders equivalent to 50% of the customer purchase price. Custom order deposits are recognized as revenue when the merchandise is received by the customer or at the time of cancellation of the order by the customer.

Gift Certificates and Merchandise Credits

The Company sells gift certificates and issues merchandise credits to its customers in its stores and through its websites and product catalogs. Such gift certificates and merchandise credits do not have expiration dates. Revenue associated with gift certificates and merchandise credits is deferred until either (i) redemption of the gift certificate and merchandise credits or (ii) when the likelihood of redemption is remote and there exists no legal obligation to remit the value of unredeemed gift certificates or merchandise credits to the relevant jurisdictions (breakage). The breakage rate is based on monitoring of certificates issued, actual certificate redemptions and the Company’s analysis of when it believes it is remote that redemptions will occur.

Redeemed gift certificates and merchandise credits are recorded in net revenues. Breakage resulted in a reduction of selling, general and administrative expenses on the consolidated statements of operations of $1.8 million, $3.2 million, and $3.0 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Self Insurance

The Company maintains insurance coverage for significant exposures, as well as those risks that, by law, must be insured. In the case of the Company’s health care coverage for employees, the Company has a managed self insurance program related to claims filed. Expenses related to this self insured program are computed on an actuarial basis, based on claims experience, regulatory requirements, an estimate of claims incurred but not yet reported (“IBNR”) and other relevant factors. The projections involved in this process are subject to uncertainty related to the timing and amount of claims filed, levels of IBNR, fluctuations in health care costs and changes to regulatory requirements.

The Company is self-insured for all workers’ compensation claims related to incidents incurred after November 1, 2012 and prior to November 1, 2007.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with applicable guidance which requires the fair value of stock-based payments to be recognized in the consolidated financial statements as compensation expense over the requisite service period. For service-only awards compensation expense is recognized on a straight-line basis, net of forfeitures, over the requisite service period for the fair value of awards that actually vest. Fair value for restricted stock units is valued using the closing price of the Company’s stock on the date of grant. The fair value of each option award granted under the Company’s award plans subsequent to its initial public offering is estimated on the date of grant using a Black-Scholes Merton option pricing model with the following assumptions:

•

Expected volatility—Based on the lack of historical data for its own shares, the Company bases its expected volatility on a representative peer group that takes into account industry, market capitalization, stage of life cycle and capital structure.

•

Expected term—Represents the period of time that options granted are expected to be outstanding. The Company elected to calculate the expected term of the option awards using the “simplified method”. This election was made as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. Under the “simplified” calculation method, the expected term is calculated as an average of the vesting period and the contractual life of the options.

•	Risk-free interest rate—Based on the U.S. Treasury zero-coupon bond rate with a remaining term approximate of the expected term of the option.

•	Dividend yield—As the Company has not paid dividends, nor does it currently plan to pay dividends in the future, the assumed dividend yield is zero.

Prior to the Reorganization, Home Holdings had granted performance-based units that vested and became deliverable upon achievement or satisfaction of performance conditions specified in the performance agreement or upon the return on investment attained by certain of the equity investors in Home Holdings at defined liquidity events, including an initial public offering or certain sale or merger transactions. The Company estimated the fair value of performance-based units awarded to employees at the grant date based on the fair value of the Company on such date. The Company also considered the probability of achieving the established performance targets in determining its stock-based compensation with respect to these awards. The Company recognizes compensation cost over the performance period. When the performance is related to a specific event occurring in the future, the Company recognizes the full expense at the time of the event. At the time of the Reorganization, these performance-based units were replaced with shares of the Company’s common stock with substantially similar restrictions, terms and conditions. Refer to Note 12—Stock-Based Compensation.

In connection with Mr. Friedman’s resignation as Chairman and Co-Chief Executive Officer and new role as Creator and Curator, 1,185,511 shares of unvested stock he received in replacement of certain performance-based units will be marked to market every period until the required vesting criteria are met, resulting in additional stock based compensation in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718.

Cost of Goods Sold

Cost of goods sold includes, but is not limited to, the direct cost of purchased merchandise, inventory shrinkage, inventory reserves and write-downs, inbound freight, all freight costs to get merchandise to the Company’s stores, design and buying costs, occupancy costs related to store operations, such as rent, property tax and common area maintenance, depreciation and amortization, and all logistics costs associated with shipping product to customers.

Selling, General and Administrative Expenses

Selling, general and administrative expenses include all operating costs not included in cost of goods sold. These expenses include payroll and payroll related expenses, store expenses other than occupancy and expenses related to many of the Company’s operations at its headquarters, including utilities, depreciation and amortization, credit card fees and marketing expense, which primarily includes catalog production, mailing and print advertising costs. All store pre-opening costs are included in selling, general and administrative expenses and are expensed as incurred.

Selling, general and administrative expenses for fiscal 2012 include a $92.0 million non-cash compensation charge related to equity grants at the time of the Reorganization, as well as a non-cash compensation charge of $23.1 million related to the performance-based vesting of certain shares granted to the Company’s Chief Executive Officer, Carlos Alberini, and Gary Friedman, who serves as the Company’s Creator and Curator. Costs incurred in connection with the initial public offering, including a fee of $7.0 million to Catterton Management Company, LLC (“Catterton”), Tower Three Partners LLC (“Tower Three”) and GJK Capital Advisors, LLC (“Glenhill”) in accordance with the Company’s management services agreement, payments of $2.2 million to certain former executives and bonus payments to employees of $1.3 million, were included in selling, general and administrative expenses in fiscal 2012. In addition, legal and other professional fees of $4.8 million, incurred in connection with the investigation conducted by the special committee of the board of directors relating to Mr. Friedman and the Company’s subsequent remedial actions, are included in fiscal 2012 selling, general and administrative expenses.

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed as net income (loss) divided by the weighted-average number of common shares outstanding for the period. Diluted earnings (loss) per share is computed as net income (loss) divided by the weighted-average number of common shares outstanding for the period plus common stock equivalents consisting of shares subject to stock-based awards with exercise prices less than or equal to the average market price of the Company’s common stock for the period, to the extent their inclusion would be dilutive. Potential dilutive securities are excluded from the computation of diluted earnings (loss) per share if their effect is anti-dilutive.

Income Taxes

The Company accounts for income taxes under an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s consolidated financial statements or tax returns. In estimating future tax consequences, the Company generally takes into account all expected future events then known to it, other than changes in the tax law or rates which have not yet been enacted and which are not permitted to be considered. Accordingly, the Company may record a valuation allowance to reduce its net deferred tax assets to the amount that is more-likely-than-not to be realized. The determination as to whether a deferred tax asset will be realized is made on a jurisdictional basis and is based upon management’s best estimate of the recoverability of the Company’s net deferred tax assets. Future taxable income and ongoing prudent and feasible tax planning are considered in determining the amount of the valuation allowance, and the amount of the allowance is subject to adjustment in the future. Specifically, in the event the Company were to determine that it is not more-likely-than-not able to realize its net deferred tax assets in the future, an adjustment to the valuation allowance would decrease income in the period such determination is made. This allowance does not alter the Company’s ability to utilize the underlying tax net operating loss and credit carryforwards in the future, the utilization of which is limited to achieving future taxable income.

The accounting standard for uncertainty in income taxes prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. Differences between tax positions taken in a tax return and amounts recognized in the financial statements generally result in an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, or a reduction in a deferred tax asset or an increase in a deferred tax liability, or both. The Company recognizes interest and penalties related to unrecognized tax benefits in tax expense.

Fair Value of Financial Instruments

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and borrowings under the revolving line of credit approximate their estimated fair values.

The degree of judgment used in measuring the fair value of financial instruments generally correlates to the level of pricing observability. Pricing observability is impacted by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established and the characteristics specific to the transaction. Financial instruments with readily available active quoted prices for which fair value can be measured generally will have a higher degree of pricing observability and a lesser degree of judgment used in measuring fair value. Conversely, financial instruments rarely traded or not quoted will generally have less, or no, pricing observability and a higher degree of judgment used in measuring fair value.

The Company’s financial assets and liabilities measured and reported at fair value are classified and disclosed in one of the following categories:

•	Level 1—Quoted prices are available in active markets for identical investments as of the reporting date.

•

Level 2—Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies.

•

Level 3—Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs used in the determination of fair value require significant management judgment or estimation.

The Company’s financial assets and liabilities were classified as Level 1 as of February 2, 2013, and January 28, 2012.

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). The Company’s other comprehensive income (loss) consists of foreign currency translation adjustments.

Foreign Currency Translation

Local currencies are generally considered the functional currencies outside the United States of America. Assets and liabilities denominated in non-U.S. currencies are translated at the rate of exchange prevailing on the date of the consolidated balance sheets and revenues and expenses are translated at average rates of exchange for the period. The related translation gains (losses) are reflected in the accumulated other comprehensive income (loss) section of the consolidated statements of stockholders’ equity. Foreign currency gains (losses) resulting from foreign currency transactions are included in selling, general and administrative expenses on the consolidated statements of operations and have not been material in all periods presented.

Recently Issued Accounting Standards

In July 2012, the Financial Accounting Standards Board (“FASB”) issued guidance that revises the requirements around how entities test indefinite-lived intangible assets other than goodwill for impairment. Similar to the guidance issued in September 2011 related to the testing of goodwill for impairment, this guidance allows companies to perform a qualitative assessment before calculating the fair value of the indefinite-lived intangible asset. If entities determine, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is more likely than not greater than the carrying amount, a quantitative calculation would not be needed. The Company adopted this guidance for its fiscal 2012 annual indefinite-lived intangible assets impairment test. The adoption of this guidance resulted in a change in how the Company performed its indefinite-lived intangible assets impairment assessment; however, the adoption did not have a material impact on the Company’s consolidated financial statements.

Prepaid Expenses and Other Current Assets	12 Months Ended
Feb. 02, 2013
Prepaid Expenses and Other Current Assets

NOTE 5—PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following (in thousands):

	February 2, 2013	January 28, 2012
Prepaid catalog	$43,828	$28,608
Vendor deposits	20,383	9,399
Prepaid expenses	11,479	8,923
Other current assets	1,339	5,640

Total prepaid expenses and other current assets	$77,029	$52,570

Property and Equipment	12 Months Ended
Feb. 02, 2013
Property and Equipment

NOTE 6—PROPERTY AND EQUIPMENT

Property and equipment consists of the following (in thousands):

	February 2, 2013	January 28, 2012
Leasehold improvements (1)	$155,338	$118,898
Computer software	33,459	27,194
Furniture, fixtures and equipment	27,076	16,166
Machinery and equipment	8,866	4,823
Land	2,388	2,388
Building	2,205	2,205
Equipment under capital leases (2)	8,879	13,918

Total property and equipment	238,211	185,592
Less—accumulated depreciation and amortization	(126,805)	(102,034)

Total property and equipment—net	$111,406	$83,558

(1)	Leasehold improvements include construction in progress of $25.9 million and $9.1 million as of February 2, 2013, and January 28, 2012, respectively.
(2)	Accumulated depreciation and amortization include accumulated amortization related to equipment under capital leases of $6.8 million and $8.5 million as of February 2, 2013, and January 28, 2012, respectively.

The Company recorded depreciation expense of $24.3 million, $26.2 million, and $27.8 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Goodwill and Intangible Assets

NOTE 5—GOODWILL AND INTANGIBLE ASSETS

The following sets forth the goodwill and intangible assets as of May 4, 2013 (dollar amounts in thousands):

	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value		Useful Life
Intangible assets subject to amortization:
Core technologies	$6,580	$(6,470)	$—	$110		5 years
Fair value of leases
Fair market write-up	10,443	(8,466)	47	2,024		(2)
Fair market write-down	(2,591)	1,861	—	(730	)(1)	(2)

Total intangible assets subject to amortization	14,432	(13,075)	47	1,404
Intangible assets not subject to amortization:
Goodwill	122,285	—	296	122,581
Trademarks and domain names	47,410	—	—	47,410

Total intangible assets	$184,127	$(13,075)	$343	$171,395

(1)	The fair market write-down of leases is included in other long-term obligations on the condensed consolidated balance sheets.
(2)	The fair value of each lease is amortized over the life of the respective lease. The longest lease for which a fair value adjustment was recorded has a termination date in January 2019.

The following sets forth the goodwill and intangible assets as of February 2, 2013 (dollar amounts in thousands):

	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value		Useful Life
Intangible assets subject to amortization:
Core technologies	$6,580	$(6,141)	$—	$439		5 years
Fair value of leases
Fair market write-up	10,737	(8,511)	48	2,274		(2)
Fair market write-down	(2,591)	1,789	—	(802	)(1)	(2)

Total intangible assets subject to amortization	14,726	(12,863)	48	1,911
Intangible assets not subject to amortization:
Goodwill	122,285	—	316	122,601
Trademarks and domain names	47,410	—	—	47,410

Total intangible assets	$184,421	$(12,863)	$364	$171,922

(1)	The fair market write-down of leases is included in other long-term obligations on the condensed consolidated balance sheets.
(2)	The fair value of each lease is amortized over the life of the respective lease. The longest lease for which a fair value adjustment was recorded has a termination date in January 2019.

NOTE 7—GOODWILL AND INTANGIBLE ASSETS

The following sets forth the goodwill and intangible assets as of February 2, 2013 (dollar amounts in thousands):

	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value February 2, 2013		Useful Life
Intangible assets subject to amortization:
Core technologies	$6,580	$(6,141)	$—	$439		5 years
Fair value of leases
Fair market write-up	10,737	(8,511)	48	2,274		(2)
Fair market write-down	(2,591)	1,789	—	(802	)(1)	(2)

Total intangible assets subject to amortization	14,726	(12,863)	48	1,911
Intangible assets not subject to amortization:
Goodwill	122,285	—	316	122,601
Trademarks and domain name	47,410	—	—	47,410

Total intangible assets	$184,421	$(12,863)	$364	$171,922

(1)	The fair market write-down of leases is included in other long-term obligations on the consolidated balance sheets.
(2)	The fair value of each lease is amortized over the life of the respective lease. The longest lease for which a fair value adjustment was recorded has a termination date in January 2019.

The following sets forth the goodwill and intangible assets as of January 28, 2012 (dollar amounts in thousands):

	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value January 28, 2012		Useful Life
Intangible assets subject to amortization:
Core technologies	$6,580	$(4,825)	$—	$1,755		5 years
Fair value of leases
Fair market write-up	11,988	(8,365)	48	3,671		(2)
Fair market write-down	(2,591)	1,448	—	(1,143	)(1)	(2)

Total intangible assets subject to amortization	15,977	(11,742)	48	4,283
Intangible assets not subject to amortization:
Goodwill	122,285	—	310	122,595
Trademarks	47,100	—	—	47,100

Total intangible assets	$185,362	$(11,742)	$358	$173,978

(1)	The fair market write-down of leases is included in other long-term obligations on the consolidated balance sheets.
(2)	The fair value of each lease is amortized over the life of the respective lease. The longest lease for which a fair value adjustment was recorded has a termination date in January 2019.

The Company recorded amortization expense related to intangible assets of $2.4 million, $2.8 million, and $3.4 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

The following table sets forth the remaining amortization of the intangible assets based on a straight-line method of amortization over the respective useful lives as of February 2, 2013 (in thousands):

2013	$1,128
2014	613
2015	95
2016	56
2017	19

Total amortization	$1,911

Accounts Payable, Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Accounts Payable, Accrued Expenses and Other Current Liabilities

NOTE 6—ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following (in thousands):

	May 4, 2013	February 2, 2013
Accounts payable	$74,712	$81,608
Accrued catalog costs	42,548	6,906
Accrued compensation	22,386	16,621
Accrued freight and duty	15,866	17,639
Accrued sales taxes	10,727	12,783
Accrued occupancy	5,869	5,842
Accrued professional fees	3,897	2,114
Other accrued expenses	3,415	1,840

Total accounts payable and accrued expenses	$179,420	$145,353

Accounts payable included negative cash balances due to outstanding checks of $9.8 million and $28.1 million as of May 4, 2013 and February 2, 2013, respectively.

NOTE 8—ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accounts payable and accrued expenses consist of the following (in thousands):

	February 2, 2013	January 28, 2012
Accounts payable	$81,608	$47,440
Accrued freight and duty	17,639	8,896
Accrued compensation	16,621	21,168
Accrued sales taxes	12,783	8,472
Accrued catalog costs	6,906	7,176
Accrued occupancy	5,842	6,203
Accrued professional fees	2,114	2,494
Other accrued expenses	1,840	3,845

Total accounts payable and accrued expenses	$145,353	$105,694

Accounts payable included negative cash balances due to outstanding checks of $28.1 million and $12.4 million as of February 2, 2013, and January 28, 2012, respectively.

Other current liabilities consist of the following (in thousands):

	February 2, 2013	January 28, 2012
Unredeemed gift certificate and merchandise credit liability	$18,435	$20,742
Allowance for sales returns	5,206	3,181
Capital lease obligation—current	2,925	4,114
Other liabilities	5,862	2,824

Total other current liabilities	$32,428	$30,861

Line of Credit and Term Loan	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Line of Credit and Term Loan

NOTE 7—LINE OF CREDIT

As of May 4, 2013, $114.0 million was outstanding under the revolving line of credit and the undrawn borrowing availability under the revolving line of credit was $138.5 million. There were $20.2 million and $19.5 million in outstanding letters of credit as of May 4, 2013 and February 2, 2013, respectively.

Borrowings under the revolving line of credit are subject to interest, at the borrowers’ option, at either the bank’s reference rate or LIBOR (or the BA Rate or the Canadian Prime Rate, as such terms are defined in the credit agreement, for Canadian borrowings denominated in Canadian dollars or the United States Index Rate or LIBOR for Canadian borrowings denominated in United States dollars) plus an applicable margin rate, in each case. The weighted-average interest rate for the revolving line of credit was 2.74% as of May 4, 2013.

The credit agreement contains various restrictive covenants, including, among others, limitations on the ability to incur liens, make loans or other investments, incur additional debt, issue additional equity, merge or consolidate with or into another person, sell assets, pay dividends or make other distributions, or enter into transactions with affiliates, along with other restrictions and limitations typical to credit agreements of this type and size. As of May 4, 2013, the Company was in compliance with all covenants contained in the credit agreement.

NOTE 9—LINE OF CREDIT AND TERM LOAN

In August 2011, Restoration Hardware, Inc., along with its Canadian subsidiary, Restoration Hardware Canada, Inc., entered into a credit agreement with Bank of America, N.A., as administrative agent, and certain other lenders. This credit agreement modified a previous facility under which Restoration Hardware, Inc. had a revolving line of credit for up to $190.0 million, as of July 30, 2011. As a result of the modification, the unamortized deferred financing fees of $0.2 million related to the previous line of credit on the date of the modification will be amortized over the life of the new revolving line of credit, which has a maturity date of August 3, 2016. Under the credit agreement, Restoration Hardware, Inc. has a revolving line of credit available of up to $417.5 million (following Restoration Hardware, Inc.’s exercise of the commitment increase option on November 1, 2012, as described below), of which $10.0 million is available to Restoration Hardware Canada, Inc. The credit agreement was further amended in January 2012 to add a $15.0 million term loan facility with a maturity date of July 6, 2015, which was repaid in full on November 7, 2012, as described below.

Under the credit agreement’s commitment increase provision, Restoration Hardware, Inc. had the option to increase the amount of the revolving line of credit by up to an additional $100.0 million, provided that, among other things, the existing lenders or additional lenders agreed to participate in the increased loan commitments under the revolving line of credit, no default under the credit agreement then existed or would result from such increase and sufficient borrowing base collateral was available to support increased loan amounts. On November 1, 2012, Restoration Hardware, Inc. increased the amount of the revolving line of credit by $100.0 million pursuant to this commitment increase provision.

On November 7, 2012, Restoration Hardware, Inc. made payments of $75.7 million on its revolving line of credit and repaid its outstanding term loan of $15.0 million in full. Such payments were funded from the proceeds received as a result of the Company’s initial public offering. Upon the repayment of the term loan in full, the Company expensed the remaining debt issuance costs of $0.2 million related to the term loan.

The availability of credit at any given time under the revolving line of credit is limited by reference to a borrowing base formula based upon numerous factors, including the value of eligible inventory, eligible accounts receivable, eligible real estate, and, in the case of the term loan, registered trade names and reserves established by the administrative agent. As a result of the borrowing base formula, the actual borrowing availability under the revolving line of credit could be less than the stated amount of the revolving line of credit (as reduced by the actual borrowings and outstanding letters of credit under the revolving line of credit). All obligations under the credit agreement are secured by substantially all of Restoration Hardware, Inc.’s assets, including accounts receivable, inventory, intangible assets, property, equipment, goods and fixtures.

Borrowings under the revolving line of credit are subject to interest, at the borrowers’ option, at either the bank’s reference rate or LIBOR (or the BA Rate or the Canadian Prime Rate, as such terms are defined in the credit agreement, for Canadian borrowings denominated in Canadian dollars or the United States Index Rate or LIBOR for Canadian borrowings denominated in United States dollars) plus an applicable margin rate, in each case. The weighted-average interest rate for the revolving line of credit was 2.5% as of February 2, 2013.

As of February 2, 2013, $82.5 million was outstanding under the revolving line of credit and the undrawn borrowing availability under the revolving line of credit was $188.5 million. There were $19.5 million and $6.9 million in outstanding letters of credit as of February 2, 2013, and January 28, 2012, respectively.

The credit agreement contains various restrictive covenants, including, among others, limitations on the ability to incur liens, make loans or other investments, incur additional debt, issue additional equity, merge or consolidate with or into another person, sell assets, pay dividends or make other distributions or enter into transactions with affiliates, along with other restrictions and limitations typical to credit agreements of this type and size. The credit agreement does not contain any significant financial or coverage ratio covenants unless the availability under the revolving line of credit is less than the greater of (i) $17.5 million and (ii) 10% of the lesser of (A) the aggregate maximum commitments under the revolving line of credit and (B) the domestic borrowing base. If the availability under the revolving line of credit is less than the foregoing amount, then Restoration Hardware, Inc. is required to maintain a consolidated fixed charge coverage ratio of at least one to one. Such ratio is approximately the ratio on the last day of each month on a trailing twelve-month basis of (a) (i) consolidated EBITDA (as defined in the agreement) minus (ii) capital expenditures, minus (iii) the income taxes paid in cash to (b) the sum of (i) debt service charges plus (ii) certain dividends and distributions paid. As of February 2, 2013, Restoration Hardware, Inc. was in compliance with all covenants, and if the availability under the revolving line of credit were less than the amount described above, Restoration Hardware, Inc. would have been in compliance with the consolidated fixed charge coverage ratio described in the previous sentence. The credit agreement requires a daily sweep of cash to prepay the loans under the credit agreement while (i) an event of default exists or (ii) the availability under the revolving line of credit for extensions of credit to Restoration Hardware, Inc. is less than the greater of (A) $20.0 million and (B) 15% of the lesser of the aggregate maximum commitments and the domestic borrowing base.

Income Taxes	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Income Taxes

NOTE 8—INCOME TAXES

The effective tax rate was 51.06% and (1.51)% for the three months ended May 4, 2013, and April 28, 2012, respectively. The increase in the effective tax rate for the three months ended May 4, 2013 was primarily due to no longer recording a U.S. valuation allowance against net deferred tax assets, as well as non-deductible stock-based compensation charges.

As of the end of fiscal year 2012, the Company’s U.S. operations achieved a position of cumulative profits (adjusted for permanent differences) for the most recent three-year period. The Company concluded that this record of cumulative profitability in recent years, coupled with its business plan for profitability in future periods, provided assurance that its future tax benefits more likely than not would be realized. Accordingly, in the fourth quarter of fiscal 2012, the Company released all of its U.S. valuation allowance of $57.2 million against net deferred tax assets.

As of May 4, 2013, the Company has retained a valuation allowance of $0.3 million against deferred tax assets for its Shanghai operations.

As of both May 4, 2013 and February 2, 2013, $1.8 million of the exposures related to unrecognized tax benefits would affect the effective tax rate if realized and are included in other long-term obligations on the condensed consolidated balance sheets. These amounts are primarily associated with foreign tax exposures that would, if realized, reduce the amount of net operating losses that would ultimately be utilized. As of May 4, 2013, $0.3 million of the exposures related to unrecognized tax benefits are expected to decrease in the next 12 months due to the lapse of the statute of limitations.

Adjustments required upon adoption of accounting for uncertainty in income taxes related to deferred tax asset accounts were offset by the related valuation allowance. Future changes to the Company’s assessment of the realizability of those deferred tax assets will impact the effective tax rate. The Company accounts for interest and penalties related to exposures as a component of income tax expense. The Company has accrued $0.5 million of interest expense associated with exposures as of May 4, 2013 and February 2, 2013.

NOTE 10—INCOME TAXES

The following is a summary of the income tax expense (benefit) (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Current
Federal	$—	$—	$53
State	236	331	837
Foreign	(387)	595	280

Total current tax expense (benefit)	(151)	926	1,170

Deferred
Federal	(48,745)	(76)	135
State	(12,903)	223	(397)
Foreign	(224)	48	(223)

Total deferred tax benefit	(61,872)	195	(485)

Total income tax expense (benefit)	$(62,023)	$1,121	$685

A reconciliation of the federal statutory tax rate to the Company’s effective tax rate is as follows:

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Provision at federal statutory tax rate	35.0%	34.0%	34.0%
State income taxes—net of federal tax impact	0.7	5.6	2.1
Foreign income	0.6	(2.0)	(3.3)
Net adjustments to tax accruals and other	0.1	4.6	(4.4)
Valuation allowance	76.5	(49.4)	(32.5)
Stock-based compensation	(30.0)	12.4	(6.7)

Effective tax rate	82.9%	5.2%	(10.8)%

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	February 2, 2013	January 28, 2012
Current deferred tax assets (liabilities)
Accrued expense	$11,026	$9,970
State tax benefit	(931)	(1,370)
Inventory	14,215	11,121
Deferred revenue	20,144	12,213
Net operating loss carryforwards	12,337	27,166
Construction allowance	(1,698)	(1,037)
Prepaid expense and other	(18,056)	(12,729)

Current deferred tax assets	37,037	45,334
Valuation allowance	(31)	(41,173)

Net current deferred tax assets	37,006	4,161

Non-current deferred tax assets (liabilities)
State tax benefit	(2,040)	(892)
Stock-based compensation	21,231	—
Deferred lease credits	9,687	4,251
Property and equipment	(5,975)	(2,061)
Net operating loss carryforwards	262	7,525
U.S. impact of Canadian transfer pricing	2,091	3,760
Trademarks	(19,361)	(19,275)
Other	1,240	850

Non-current deferred tax assets (liabilities)	7,135	(5,842)
Valuation allowance	(262)	(16,311)

Net non-current deferred tax assets (liabilities)	6,873	(22,153)

Net deferred tax assets (liabilities)	$43,879	$(17,992)

A reconciliation of the valuation allowance is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Balance at beginning of fiscal year	$57,484	$68,318	$65,087
Charged to expense	(57,185)	299	(236)
Net changes in deferred tax assets and liabilities	(6)	(11,133)	3,467

Balance at end of fiscal year	$293	$57,484	$68,318

The Company has recorded deferred tax assets and liabilities based upon estimates of their realizable value, such estimates are based upon likely future tax consequences. In assessing the need for a valuation allowance, the Company considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets. If, based on the weight of available evidence, it is more likely than not that the deferred tax assets will not be realized, the Company records a valuation allowance.

As of the end of fiscal year 2012, the Company’s U.S. operations achieved a position of cumulative profits (adjusted for permanent differences) for the most recent three-year period. The Company concluded that this record of cumulative profitability in recent years, coupled with its business plan for profitability in future periods, provided assurance that its future tax benefits more likely than not would be realized. Accordingly, in fiscal 2012, the Company released all of its U.S. valuation allowance of $57.2 million against net deferred tax assets.

As of February 2, 2013, the Company has retained a valuation allowance totaling $0.3 million against deferred tax assets for its Shanghai operations.

As of February 2, 2013, the Company had federal and state net operating loss carryovers of $28.3 million and $31.6 million, respectively. The federal and state net operating loss carryovers will expire between 2014 and 2031. Internal Revenue Code Section 382 and similar state rules place a limitation on the amount of taxable income which can be offset by net operating loss carryforwards after a change in ownership (generally greater than 50% change in ownership). The Company cannot give any assurances that it will not undergo an ownership change in the future resulting in further limitations on utilization of net operating losses.

A reconciliation of the exposures related to unrecognized tax benefits is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Balance at beginning of fiscal year	$2,505	$9,015	$8,261
Gross (decreases) increases—prior period tax positions	(57)	—	—
Gross increases (decreases)—current period tax positions	—	(14)	1,048
Consent for accounting method change	—	(6,496)	—
Lapses in statute of limitations	(607)	—	(294)

Balance at end of fiscal year	$1,841	$2,505	$9,015

As of February 2, 2013 and January 28, 2012, $1.8 million and $2.5 million, respectively, of the exposures related to unrecognized tax benefits would affect the effective tax rate if realized and are included in other long-term obligations on the consolidated balance sheets. These amounts are primarily associated with foreign tax exposures that would, if realized, reduce the amount of net operating losses that would ultimately be utilized. As of February 2, 2013, $0.3 million of the exposures related to unrecognized tax benefits are expected to decrease in the next 12 months due to the lapse of the statute of limitations.

Adjustments required upon adoption of accounting for uncertainty in income taxes related to deferred tax asset accounts were offset by the related valuation allowance. Future changes to the Company’s assessment of the realizability of those deferred tax assets will impact the effective tax rate. The Company accounts for interest and penalties related to exposures as a component of income tax expense. The Company has accrued $0.5 million and $1.3 million of interest associated with exposures as of February 2, 2013, and January 28, 2012, respectively.

A significant portion of the Company’s unrecognized tax benefits as of January 29, 2011 was related to an uncertain tax position for advanced payments for the sale of gift cards. The Company filed a request to change its accounting method for advanced payments for the sale of gift cards with the IRS in fiscal 2011 and, during the fourth quarter of fiscal 2011, the IRS approved the Company’s request. This approval allowed the Company to increase its tax liability for the impact of the change over a four-year period beginning with its January 28, 2012 tax return. The Company reduced its balance of unrecognized tax benefits by $6.5 million for the impact of the approval on this uncertain tax position.

This Company is subject to tax in the United States, Canada, Shanghai and Hong Kong. The Company could be subject to United States federal and state tax examinations for years 2001 and forward by virtue of net operating loss carryforwards available from those years. There are no United States tax examinations currently in progress. The Company may also be subject to audits in Canada for years 2004 and forward. During fiscal 2012, the Canada Revenue Agency concluded, with no adjustments, its audit of Restoration Hardware Canada, Inc. for the years ended 2006 and 2007 and for the period ended June 16, 2008.

Earnings Per Share	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Earnings Per Share

NOTE 9—EARNINGS PER SHARE

For the three months ended May 4, 2013, options and restricted stock units of 8,246,577 and 41,713, respectively, were excluded from the calculation of diluted net loss per share because their inclusion would have been anti-dilutive due to the Company’s net loss in the period. The Company did not have any anti-dilutive securities in the three months ended April 28, 2012 because all securities granted in that period were granted by Home Holdings.

The weighted-average number of shares for the three months ended April 28, 2012 is calculated by giving effect to the capitalization of Restoration Hardware Holdings, Inc. on September 2, 2011.

NOTE 11—EARNINGS PER SHARE

On November 1, 2012, the Company acquired all of the outstanding shares of capital stock of Restoration Hardware, Inc. and Restoration Hardware, Inc. became a direct, wholly owned subsidiary of the Company. Outstanding units issued by Home Holdings under its equity compensation plan, referred to as the Team Resto Ownership Plan, were replaced with common stock of the Company at the time of its initial public offering. Restoration Hardware, Inc. was a direct, wholly owned subsidiary of Home Holdings prior to the Company’s initial public offering. As a result of these transactions, as of November 1, 2012, 32,188,891 shares of the Company’s common stock were outstanding.

On November 7, 2012, the Company completed its initial public offering. In connection with its initial public offering, the Company issued and sold 4,782,609 shares of its common stock.

The weighted-average number of shares for fiscal 2011 is calculated by giving effect to the capitalization of Restoration Hardware Holdings, Inc. on September 2, 2011, which resulted in the number of shares outstanding increasing from 100 shares to 1,000 shares.

The weighted-average number of shares for fiscal 2012 excludes 6,020,152 million shares related to stock options and other stock awards because their inclusion would have an anti-dilutive effect on earnings per share. The Company did not have any anti-dilutive securities in fiscal 2011 or fiscal 2010 because all securities granted in those periods were granted by Home Holdings.

Stock-Based Compensation	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Stock-Based Compensation

NOTE 10—STOCK-BASED COMPENSATION

The Company accounts for stock-based compensation in accordance with applicable guidance, which requires the Company to estimate the value of securities issued based upon an option-pricing model and recognize this estimated value as compensation expense over the vesting periods.

Team Resto Ownership Plan

Home Holdings established the Team Resto Ownership Plan in fiscal 2009. Awards under the Team Resto Ownership Plan were granted by the Home Holdings and were made up of the following:

•	Time-based units—time-based units vested in annual installments, generally over a five-year graded vesting period.

•

Performance-based units—performance-based units vested based on a return on equity investment to the Company’s investors between either two times and three times such investment or three times and five times such investment.

All stock-based compensation expense associated with the grants of units by Home Holdings to the Company’s directors, executive officers and employees was recorded by the Company.

On November 7, 2012, the Company completed its initial public offering and at the time of the initial public offering, outstanding units under the Team Resto Ownership Plan were replaced with common stock of the Company.

The Company did not record any stock-based compensation expense for these time-based units in the three months ended May 4, 2013. The Company recorded stock-based compensation expense for time-based units of $0.4 million in the three months ended April 28, 2012, which is included in selling, general and administrative expenses on the condensed consolidated statements of operations. No stock-based compensation cost has been capitalized in the accompanying condensed consolidated financial statements.

The Company recognizes expense associated with performance-based units when it becomes probable that the performance condition will be met. Once it becomes probable that a participant will vest, the Company recognizes compensation expense equal to the number of shares which have vested multiplied by the fair value of the related shares measured at the grant date. No expense was recorded in either the three months ended May 4, 2013 or April 28, 2012 related to these performance-based units.

2012 Equity Replacement Plan

In connection with the Reorganization, the Board of Directors adopted the Restoration Hardware 2012 Equity Replacement Plan (the “Replacement Plan”), and outstanding units under the Team Resto Ownership Plan were replaced with vested and unvested shares of common stock under the Replacement Plan, in some cases subject to selling restrictions.

A portion of the shares issued under the Replacement Plan are unvested restricted shares issued to Carlos Alberini, the Company’s Chief Executive Officer, and Gary Friedman, who serves as the Company’s Creator and Curator, in replacement of certain of their performance-based units granted under the Team Resto Ownership Plan. With respect to the 1,331,548 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units, such shares begin to vest during the 36-month period following the initial public offering when the price of the Company’s common stock reaches a 10-day average closing price per share of $31.00 for at least 10 consecutive trading days, and such shares shall fully vest when the price of the Company’s common stock reaches a 10-day average closing price per share of $46.50 for at least 10 consecutive trading days (with proportional vesting in between). In addition, with respect to the 512,580 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units, such shares begin to vest during the 36-month period following the initial public offering when the 10-day average closing price of the Company’s common stock exceeds the initial public offering price of $24.00 per share for at least 10 consecutive trading days, and such shares fully vest when the 10-day average closing price of the Company’s common stock reaches a price per share of $31.00 for at least 10 consecutive trading days (with proportional vesting in between) during the period.

In connection with Mr. Friedman’s resignation and new role as the Creator and Curator, 1,185,511 shares of unvested stock he received in replacement of certain performance-based units will be marked to market every period until the required vesting criteria are met in accordance with ASC Topic 718.

During the three months ended May 4, 2013, 140,457 shares of the 1,331,548 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units had vested in accordance with the performance objective as described above. The Company recorded a non-cash compensation charge of $3.4 million related to these awards in the three months ended May 4, 2013 which is included in selling, general and administrative expenses on the condensed consolidated statements of operations.

In May 2013, the remaining 748,159 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units had vested in accordance with the performance objective described above. The Company will record a non-cash compensation charge of $26.5 million related to these awards in the second quarter of fiscal 2013. No additional compensation expense will be recorded in future periods related to these awards.

2012 Stock Option Plan and 2012 Stock Incentive Plan

As of May 4, 2013, 8,246,577 options were outstanding with a weighted-average exercise price of $41.34 per share and 8,093,077 options were vested with a weighted-average exercise price of $41.48 per share.

The aggregate intrinsic value of options outstanding, options vested or expected to vest, and options exercisable as of May 4, 2013 was $24.9 million, $24.9 million, and $24.1 million, respectively. Stock options exercisable as of May 4, 2013 had a weighted-average remaining contractual life of 9.50 years.

As of May 4, 2013, the total unrecognized compensation expense related to unvested options was $1.2 million, which is expected to be recognized on a straight-line basis over a weighted-average period of 3.76 years.

As of May 4, 2013, the Company had 41,713 unvested restricted stock unit awards with a weighted-average grant date fair value of $36.69 per share. No restricted stock unit awards vested during the three months ended May 4, 2013. As of May 4, 2013, there was $1.1 million of total unrecognized compensation expense related to unvested restricted stock unit awards which is expected to be recognized over a weighted-average period of 3.06 years.

The Company recorded stock-based compensation expense of $0.2 million in the three months ended May 4, 2013 with respect to grants of stock options and restricted stock unit awards, which is included in selling, general and administrative expenses on the condensed consolidated statements of operations. No stock-based compensation cost has been capitalized in the accompanying condensed consolidated financial statements.

NOTE 12—STOCK-BASED COMPENSATION

The Company accounts for stock-based compensation in accordance with applicable guidance, which requires the Company to estimate the value of securities issued based upon an option-pricing model and recognize this estimated value as compensation expense over the vesting periods.

Team Resto Ownership Plan

Home Holdings established the Team Resto Ownership Plan in fiscal 2009. Awards under the Team Resto Ownership Plan were granted by the Home Holdings and were made up of the following:

•	Time-based units—time-based units vested in annual installments, generally over a five-year graded vesting period.

•

Performance-based units—performance-based units vested based on a return on equity investment to the Company’s investors between either two times and three times such investment or three times and five times such investment.

All stock-based compensation expense associated with the grants of units by Home Holdings to the Company’s directors, executive officers and employees was recorded by the Company.

On November 7, 2012, the Company completed its initial public offering and at the time of the initial public offering, outstanding units under the Team Resto Ownership Plan, were replaced with common stock of the Company.

Team Resto Ownership Plan – Time-Based Units

The following table presents the time-based unit activity in fiscal 2011 and fiscal 2012:

	Number Of Units	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (In Years)
Outstanding—January 29, 2011	9,801,071	0.61	8.35
Granted	1,626,000	1.28	10.00
Cancelled	(570,426)	0.58	9.53
Forfeited	(567,925)	1.18	9.78

Outstanding—January 28, 2012	10,288,720	0.69	7.43
Granted	—	—	—
Cancelled	(33,000)	0.62	9.36
Forfeited	(253,750)	1.24	9.68
Replaced with common stock	(10,001,970)	0.67	6.65

Outstanding—February 2, 2013	—	—	—

The fair value of each time-based unit granted in fiscal 2011 was estimated on the date of grant using a Monte Carlo method with the following weighted-average assumptions:

Expected volatility	56%
Expected life (years)	0.8
Risk-free interest rate	0.19%
Dividend yield	—

As of February 2, 2013, all compensation expense related to time-based units was recorded by the Company. No stock-based compensation cost had been capitalized in the accompanying consolidated financial statements.

The Company recorded stock-based compensation expense for time-based units of $1.1 million, $1.6 million, and $1.1 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively, which is included in selling, general and administrative expenses on the consolidated statements of operations.

Team Resto Ownership Plan – Performance-Based Units

The following table presents the performance-based unit activity in fiscal 2011 and fiscal 2012:

	Number Of Units	Weighted- Average Grant Date Fair Value
Outstanding—January 29, 2011	9,422,384	0.25
Granted	1,069,000	0.48
Cancelled	(762,609)	0.35
Forfeited	(607,000)	0.11

Outstanding—January 28, 2012	9,121,775	0.28
Granted	—	—
Forfeited	(45,000)	0.64
Replaced with common stock	(9,076,775)	0.28

Outstanding—February 2, 2013	—	—

The fair value of each performance-based unit granted in fiscal 2011 was estimated on the date of grant using a Monte Carlo method with the following weighted-average assumptions:

Expected volatility	56%
Expected life (years)	0.8
Risk-free interest rate	0.21%
Dividend yield	—

The Company recognizes expense associated with the units when it becomes probable that the performance condition will be met. Once it becomes probable that a participant will vest, the Company recognizes compensation expense equal to the number of shares which have vested multiplied by the fair value of the related shares measured at the grant date. In connection with its initial public offering, the Company recorded $0.8 million related to the vested performance-based units, which is included in selling, general and administrative expenses on the consolidated statements of operations.

2012 Equity Replacement Plan

In connection with the Reorganization, the Board of Directors adopted the Restoration Hardware 2012 Equity Replacement Plan (the “Replacement Plan”), and outstanding units under the Team Resto Ownership Plan were replaced with vested and unvested shares of common stock under the Replacement Plan, in some cases subject to selling restrictions.

A portion of the shares issued under the Replacement Plan, which are fully vested, are subject to resale restrictions whereby the holder may not sell the shares until the earlier of 20 years after the initial public offering, or: (i) with respect to 818,209 of these shares, such resale restrictions will lapse over time in accordance with the dates set forth in the applicable award agreement, and (ii) with respect to 1,523,041 of these shares, such resale restrictions will lapse on the date after the initial public offering on which the price of the Company’s common stock reaches a 10-day average closing price per share of $46.50 for at least 10 consecutive trading days.

The Company recorded a non-cash compensation charge at the Reorganization of $39.1 million related to the awards granted under the Replacement Plan which is included in selling, general and administrative expenses on the consolidated statements of operations.

A portion of the shares issued under the Replacement Plan are unvested restricted shares issued to Carlos Alberini, the Company’s Chief Executive Officer, and Gary Friedman, who serves as the Company’s Creator and Curator, in replacement of certain of their performance-based units granted under the Team Resto Ownership Plan. With respect to the 1,331,548 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units, such shares begin to vest during the 36-month period following the initial public offering when the price of the Company’s common stock reaches a 10-day average closing price per share of $31.00 for at least 10 consecutive trading days, and such shares shall fully vest when the price of the Company’s common stock reaches a 10-day average closing price per share of $46.50 for at least 10 consecutive trading days (with proportional vesting in between). In addition, with respect to the 512,580 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units, such shares shall begin to vest during the 36-month period following the initial public offering when the 10-day average closing price of the Company’s common stock exceeds the initial public offering price of $24.00 per share for at least 10 consecutive trading days, and such shares shall fully vest when the 10-day average closing price of the Company’s common stock reaches a price per share of $31.00 for at least 10 consecutive trading days (with proportional vesting in between) during the period.

In connection with Mr. Friedman’s resignation and new role as the Creator and Curator, 1,185,511 shares of unvested stock he received in replacement of certain performance-based units will be marked to market every period until the required vesting criteria are met in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718.

During the fourth quarter of fiscal 2012, all 512,580 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units met the performance objective of $31.00 per share for at least 10 consecutive trading days. The Company recorded a non-cash compensation charge of approximately $12.5 million related to these awards in fiscal 2012 which is included in selling, general and administrative expenses on the consolidated statements of operations. During the fourth quarter of fiscal 2012, 442,932 shares of the 1,331,548 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units had vested in accordance with the performance objective as described above. The Company recorded a non-cash compensation charge of approximately $10.6 million related to these awards in fiscal 2012 which is included in selling, general and administrative expenses on the consolidated statements of operations. Unrecognized compensation for units that have not yet met the performance objectives as of February 2, 2013 was $16.4 million.

Subsequent to February 2, 2013, and through April 16, 2013, 140,457 shares of the 1,331,548 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units had vested in accordance with the performance objective as described above. The Company will record a non-cash compensation charge of approximately $3.4 million related to these awards in the first quarter of fiscal 2013 through April 16, 2013. Additionally, the unvested portion will continue to vest based upon stock price performance in future periods as described above.

Aside from the awards described above, no other awards will be granted under the Replacement Plan.

2012 Stock Option Plan and 2012 Stock Incentive Plan

In connection with the Reorganization, the Board of Directors adopted the Restoration Hardware 2012 Stock Option Plan (the “Option Plan”), pursuant to which 6,829,041 fully vested options were granted in connection with the Reorganization to certain of the Company’s employees and advisors, including Mr. Alberini and Mr. Friedman. The options granted under this plan were fully vested upon the completion of the initial public offering and are subject to resale restrictions whereby the holder may not sell the shares for a period of 20 years after the initial public offering, except as follows: (i) with respect to 875,389 of these shares with an exercise price of $29.00 per share, such resale restrictions will lapse over time in accordance with the dates set forth in the applicable award agreement, and (ii) with respect to 5,953,652 shares with an exercise price of $46.50 per share, such resale restrictions will lapse on dates after the initial public offering on which the 10-day average closing price per share of the Company’s common stock reaches specified levels ranging from $50.75 to $111.25 for at least 10 consecutive trading days. Aside from these options granted in connection with the Reorganization, no other awards will be granted under the Option Plan.

In connection with the Reorganization, the Board of Directors adopted the Restoration Hardware 2012 Stock Incentive Plan (the “Stock Incentive Plan”). The Stock Incentive Plan provides for the grant of incentive stock options to the Company’s employees, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalent rights, cash-based awards and any combination thereof to the Company’s employees, directors and consultants and the Company’s parent and subsidiary corporations’ employees, directors and consultants. In connection with the Reorganization, the Board of Directors granted options to purchase 1,264,036 shares of the Company’s common stock to employees of the Company under the Stock Incentive Plan, which options were fully vested upon the completion of the initial public offering, with a weighted-average exercise price equal to $26.50 per share.

In addition, in connection with the Reorganization, the Board of Directors granted an aggregate of 40,623 restricted stock units to certain of the Company’s directors under the Stock Incentive Plan. Such restricted stock units vested in full on January 31, 2013.

In connection with the grants under the Option Plan and the Stock Incentive Plan, the Company recorded a non-cash compensation charge at the Reorganization of $52.0 million related to these awards which is included in selling, general and administrative expenses on the consolidated statements of operations.

As of February 2, 2013, the total number of shares issuable under the Option Plan and Stock Incentive Plan was 11,900,671. Awards under the plans reduce the number of shares available for future issuance. Cancellations and forfeitures of shares previously granted increase the number of shares available for future issuance. The number of shares available for future issuance under the Stock Incentive Plan as of February 2, 2013 was 3,700,471. There are no more shares available for issuance under the Option Plan.

A summary of stock option activity under the Option Plan and the Stock Incentive Plan for fiscal 2012 is as follows:

	Options	Weighted-Average Exercise Price
Outstanding—January 28, 2012	—	$—
Granted	8,159,577	41.41
Exercised	—	—
Forfeited	—	—

Outstanding—February 2, 2013	8,159,577	$41.41

A summary of additional information about stock options in fiscal 2012 is as follows:

Weighted-average fair value per share of stock options granted	$6.34
Aggregate intrinsic value of stock options exercised (in thousands)	$—
Fair value of stock options vested (in thousands)	$51,063

Information about stock options outstanding, vested or expected to vest, and exercisable as of February 2, 2013 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
$24.00 - $29.00	2,139,425	9.74	$27.52	2,139,425	$27.52
$30.00 - $33.00	66,500	9.89	32.38	—	—
$46.50	5,953,652	9.74	46.50	5,953,652	46.50

Total	8,159,577	9.74	$41.41	8,093,077	$41.48

Vested or expected to vest as of February 2, 2013	8,159,577	9.74	$41.41

The aggregate intrinsic value of options outstanding, options vested or expected to vest, and options exercisable as of February 2, 2013 was $18.9 million, $18.9 million, and $18.6 million, respectively. Stock options exercisable as of February 2, 2013 had a weighted-average remaining contractual life of 9.74 years.

As of February 2, 2013, the total unrecognized compensation expense related to unvested options was $0.5 million, which is expected to be recognized on a straight-line basis over a weighted-average period of 3.80 years. No stock-based compensation cost has been capitalized in the accompanying consolidated financial statements.

Employee Benefit Plans	12 Months Ended
Feb. 02, 2013
Employee Benefit Plans

NOTE 13—EMPLOYEE BENEFIT PLANS

The Company has a 401(k) plan for its employees who meet certain service and age requirements. Participants may contribute up to 50% of their salaries limited to the maximum allowed by the Internal Revenue Service regulations. The Company, at its discretion, may contribute funds to the 401(k) plan. The Company made no contributions to the 401(k) plan during fiscal 2012, fiscal 2011, or fiscal 2010.

Related Party Transactions	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Related Party Transactions

NOTE 11—RELATED PARTY TRANSACTIONS

The Company’s former Chairman and Co-Chief Executive Officer, Gary Friedman, resigned from these positions and as a director of the Company effective as of October 20, 2012. In connection with such resignation, Mr. Friedman and the Company entered into an advisory services agreement that provides for Mr. Friedman to advise the Company in his role as the Creator and Curator with respect to product development, merchandising and other creative matters. The agreement has a five-year term and is renewable for an additional five-year period. In addition, in connection with the Company’s initial public offering, Home Holdings has agreed to invest $5 million, consisting of $2.5 million in an initial tranche and up to $2.5 million in one or more additional tranches, directly or indirectly, in Hierarchy, LLC (“Hierarchy”), a newly formed entity in which Mr. Friedman has a controlling interest. If requested by Home Holdings and agreed to by the Company, the Company may make these subsequent investments. The Company will have the right to acquire all or a portion of Home Holdings’ interest in Hierarchy between the second and third anniversaries of the Company’s initial public offering, at the greater of the then fair market value and the price paid by Home Holdings. As of May 4, 2013, the initial investment tranche of $2.5 million had not been funded by Home Holdings.

In addition, Home Holdings has assigned to the Company its right of first offer and co-sale right over the sale by Mr. Friedman of his interests in Hierarchy, its right of first offer over the sale of Hierarchy or any of its lines of business and its preemptive rights on issuances of additional interests in Hierarchy. The agreements among Hierarchy, Home Holdings, Mr. Friedman and the Company contemplate that the Company will enter into an agreement to provide Hierarchy with back office, logistics, supply chain and administrative support, with pricing determined based on the fair market value of such services. Unless otherwise agreed by Home Holdings, for two years from the date of the Hierarchy operating agreement, Hierarchy’s line of business will be limited to apparel and apparel related businesses. In addition, Hierarchy will be permanently prohibited from entering into lines of business in which the Company is engaged and certain lines of business in which the Company may become engaged (other than luggage, which Hierarchy may enter into after such two year period). Mr. Friedman is also a significant stockholder in the Company and will continue to advise the Board of Directors in an observer capacity, with the honorary title of Chairman Emeritus.

NOTE 14—RELATED PARTY TRANSACTIONS

Resignation of Co-Chief Executive Officer and Formation of Hierarchy

The Company’s former Chairman and Co-Chief Executive Officer, Gary Friedman, resigned from these positions and as a director of the Company effective as of October 20, 2012. In connection with such resignation, Mr. Friedman and the Company entered into an advisory services agreement that provides for Mr. Friedman to advise the Company in his role as the Creator and Curator with respect to product development, merchandising and other creative matters. The agreement has a five-year term and is renewable for an additional five-year period. In addition, in connection with the Company’s initial public offering, Home Holdings has agreed to invest $5 million, consisting of $2.5 million in an initial tranche and up to $2.5 million in one or more additional tranches, directly or indirectly, in Hierarchy, LLC (“Hierarchy”), a newly formed entity in which Mr. Friedman has a controlling interest. If requested by Home Holdings and agreed to by the Company, the Company may make these subsequent investments. The Company will have the right to acquire all or a portion of Home Holdings’ interest in Hierarchy between the second and third anniversaries of the Company’s initial public offering, at the greater of the then fair market value and the price paid by Home Holdings. As of February 2, 2013, the initial investment tranche of $2.5 million had not been funded by Home Holdings.

In addition, Home Holdings has assigned to the Company its right of first offer and co-sale right over the sale by Mr. Friedman of his interests in Hierarchy, its right of first offer over the sale of Hierarchy or any of its lines of business and its preemptive rights on issuances of additional interests in Hierarchy. The agreements among Hierarchy, Home Holdings, Mr. Friedman and the Company contemplate that the Company will enter into an agreement to provide Hierarchy with back office, logistics, supply chain and administrative support, with pricing determined based on the fair market value of such services. Unless otherwise agreed by Home Holdings, for two years from the date of the Hierarchy operating agreement, Hierarchy’s line of business will be limited to apparel and apparel related businesses. In addition, Hierarchy will be permanently prohibited from entering into lines of business in which the Company is engaged and certain lines of business in which the Company may become engaged (other than luggage, which Hierarchy may enter into after such two year period). Mr. Friedman is also a significant stockholder in the Company and will continue to advise the Board of Directors in an observer capacity, with the honorary title of Chairman Emeritus.

Management Agreement

Pursuant to the Amended and Restated Management Services Agreement with certain affiliates of Catterton, Tower Three and Glenhill, such affiliated entities were to provide services to the Company for general management, consulting services and other strategic planning functions. The amount of the annual management fee payable to Catterton, Tower Three and Glenhill under the Amended and Restated Management Services Agreement was equal to 1.5% of Catterton’s and Tower Three’s invested capital in Home Holdings and 1% of Glenhill’s invested capital in Home Holdings.

The Amended and Restated Management Services Agreement provided that the term of the agreement ends upon the consummation of an initial public offering, and that additional fees would be payable upon termination in connection with an initial public offering. The Company paid additional fees upon such termination in connection with its initial public offering to Catterton, Tower Three and Glenhill in the amount of $3.3 million, $3.1 million and $0.6 million, respectively.

In addition to the initial public offering termination fees, the Company recorded management fees of $3.9 million in selling, general and administrative expenses in fiscal 2012 and such management fees were paid by the Company as of February 2, 2013.

The Company recorded management fees of $9.9 million in selling, general and administrative expenses in fiscal 2011, of which $6.0 million was paid directly by Home Holdings and reflected as a capital contribution from Home Holdings through additional paid-in capital. The remaining $3.9 million was paid by the Company as of January 28, 2012.

The Company recorded management fees of $3.9 million in selling, general and administrative expenses in fiscal 2010 and such management fees were paid by the Company as of January 29, 2011.

Executive Loans with Home Holdings

In December 2008, Mr. Friedman entered into a $1.0 million loan with Home Holdings in connection with the purchase of a 0.3% ownership interest in Home Holdings. The full recourse loan initially bore interest at a rate of 8.0% per annum. If the interest was not paid in cash on December 31 of each year, such interest was deemed paid by capitalization and added to the principal amount of the loan. Principal and accrued interest was due the earlier of December 31, 2018, upon the sale of the Company or upon Mr. Friedman’s termination of employment. In May 2010, the loan was amended and restated to, among other things, reduce the interest rate to 5.0% per annum, as of the date of the original $1.0 million loan received in December 2008, modify the maturity date to December 31, 2015, and provide for an additional $5.0 million loan from Home Holdings in connection with the purchase of an additional 1.7% ownership interest in Home Holdings.

In September 2011, Mr. Friedman repaid the loans owed to Home Holdings, together with accrued interest thereon, through the reclassification by Home Holdings of Mr. Friedman’s pre-Reorganization Class A units and Class A-1 units in Home Holdings into an equal number of pre-Reorganization Class A Prime units and Class A-1 Prime units in Home Holdings, respectively. The Class A Prime units and Class A-1 Prime units, which are not subject to any future vesting, do not entitle Mr. Friedman to distributions from Home Holdings until after certain amounts have been distributed to the holders of Class A units, commensurate with the amount of all previously outstanding principal and interest on the loans. On the date of such repayment, the total principal amount of the loans, including all accrued interest thereon, was $6,559,877. No prior payments of principal or interest were made by Mr. Friedman under the loan agreements. The Company completed a valuation analysis regarding the reclassification of units which resulted in a $6.4 million compensation charge included in selling, general and administrative expenses on the consolidated statements of operations for fiscal 2011 and reflected as a capital contribution from Home Holdings through additional paid-in capital. Such compensation charge was calculated as the total principal amount of the loans, including all accrued interest thereon, as of the repayment date, less the difference in fair value of the Class A units and Class A-1 units in Home Holdings as compared to the Class A Prime units and Class A-1 Prime units in Home Holdings.

In May 2010, Mr. Alberini, the Company’s Chief Executive Officer, entered into a $4.0 million loan with Home Holdings in connection with the purchase of a 1.4% ownership interest in Home Holdings bearing interest at the rate of 5.0% per annum with a maturity date of ninety days from the original date of such note. The loan to Mr. Alberini was repaid in full on August 25, 2010.

In April 2011, Ken Dunaj, the Company’s Chief Operating Officer, entered into a $600,000 loan with Home Holdings. The full recourse loan bears interest at 5.0% per annum and is secured by Mr. Dunaj’s Team Restoration Ownership Plan units. The loan, together will all interest accrued but unpaid, is due and payable on the first to occur of (i) December 31, 2015, (ii) ninety days following termination of employment, (iii) the date of any sale of the Company, (iv) the date of an initial public offering, (v) the date of any acceleration that might occur as a result of a defined default under the note, or (vi) demand for repayment by Home Holdings.

In September 2011, Mr. Dunaj repaid the loan owed to Home Holdings, together with accrued interest thereon, through the reclassification by Home Holdings of Mr. Dunaj’s pre-Reorganization Class B units issued under the Team Resto Ownership Plan into an equal number of pre-Reorganization Class B Prime units under the Team Resto Ownership Plan. The Class B Prime units are entitled to a lower distribution amount than Class B units, commensurate with the amount of all previously outstanding principal and interest on the loan. On the date of such repayment, the total principal amount of the loan, including all accrued interest thereon, was $620,712. No prior payments of principal or interest were made by Mr. Dunaj under the loan agreement. On the date of such repayment, Mr. Dunaj surrendered 300,000 of his unvested Class B performance units under the Team Resto Ownership Plan. The Company undertook a valuation analysis regarding the reclassification of units which resulted in no compensation charge recorded in connection with the reclassification in the Company’s consolidated financial statements for fiscal 2011 as it relates to vested awards and over the remaining vesting periods for currently unvested awards.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Commitments and Contingencies

NOTE 12—COMMITMENTS AND CONTINGENCIES

Commitments

The Company has no off balance sheet commitments as of May 4, 2013.

Contingencies

The Company is involved from time to time in various legal claims, actions and complaints arising in connection with its business. The outcome of matters in which the Company is involved cannot be determined at this time and the results cannot be predicted with certainty and could result in unexpected expenses and liability and could also materially adversely affect the Company’s operations.

The Company reviews the need for any loss contingency reserves and establishes reserves when, in the opinion of management, it is probable that a matter would result in liability, and the amount of loss, if any, can be reasonably estimated. Generally, in view of the inherent difficulty of predicting the outcome of those matters, particularly in cases in which claimants seek substantial or indeterminate damages, it is not possible to determine whether a liability has been incurred or to reasonably estimate the ultimate or minimum amount of that liability until the case is close to resolution, in which case no reserve is established until that time.

NOTE 15—COMMITMENTS AND CONTINGENCIES

Leases

The Company leases certain property consisting of retail and outlet stores, corporate offices, distribution centers and equipment. Leases expire at various dates through 2027. The stores, distribution centers and corporate office leases generally provide that the Company assumes the maintenance and all or a portion of the property tax obligations on the leased property. Most store leases also provide for minimum annual rentals, with provisions for additional rent based on a percentage of sales and for payment of certain expenses.

The aggregate future minimum rental payments under leases in effect as of February 2, 2013, are as follows (in thousands):

	Capital Leases	Operating Leases	Total
2013	$3,070	$62,343	$65,413
2014	1,414	55,137	56,551
2015	184	47,919	48,103
2016	42	43,497	43,539
2017	—	39,545	39,545
Thereafter	—	224,395	224,395

Minimum lease commitments	4,710	$472,836	$477,546

Less—amount representing interest	(183)

Present value of capital lease obligations	4,527
Less—current capital lease obligations	(2,925)

Long-term capital lease obligations	$1,602

The current and long-term capital lease obligations are included in other current liabilities and other long-term obligations, respectively, on the consolidated balance sheets.

Lease payments that depend on factors that are not measurable at the inception of the lease, such as future sales volume, are contingent rentals and are excluded from minimum lease payments and included in the determination of total rental expense when it is probable that the expense has been incurred and the amount is reasonably estimable. Future payments for insurance, real estate taxes and repair and maintenance to which the Company is obligated are excluded from minimum lease payments. Minimum and contingent rental expense under operating leases is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Operating leases
Minimum rental expense	$52,750	$51,665	$48,801
Contingent rental expense	3,318	1,456	900

Total operating leases	$56,068	$53,121	$49,701

Commitments

The Company had no off balance sheet commitments as of February 2, 2013.

Contingencies

The Company is involved from time to time in various legal claims, actions and complaints arising in connection with its business. The outcome of matters the Company is involved in cannot be determined at this time and the results cannot be predicted with certainty and could result in unexpected expenses and liability and could also materially adversely affect the Company’s operations.

The Company reviews the need for any loss contingency reserves and establishes reserves when, in the opinion of management, it is probable that a matter would result in liability, and the amount of loss, if any, can be reasonably estimated. Generally, in view of the inherent difficulty of predicting the outcome of those matters, particularly in cases in which claimants seek substantial or indeterminate damages, it is not possible to determine whether a liability has been incurred or to reasonably estimate the ultimate or minimum amount of that liability until the case is close to resolution, in which case no reserve is established until that time.

Segment Reporting	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Segment Reporting

NOTE 13—SEGMENT REPORTING

The Company defines an operating segment on the same basis that it uses to evaluate performance internally by the Chief Operating Decision Maker (“CODM”). The Company has determined that the Chief Executive Officer (or Co-Chief Executive Officers prior to Mr. Friedman’s resignation from such position) was its CODM and there was one operating segment. Therefore, the Company reports as a single segment. This includes all sales channels accessed by the Company’s customers, including sales through catalogs, sales through the Company’s website and sales through the Company’s stores.

The Company classifies its sales into furniture and non-furniture product lines. Furniture includes both indoor and outdoor furniture from the Company’s business lines. Non-furniture includes lighting, textiles, accessories and home décor. Net revenues in each category were as follows (in thousands):

	Three Months Ended
	May 4, 2013	April 28, 2012
Furniture	$171,373	$113,824
Non-furniture	129,964	104,090

Total net revenues	$301,337	$217,914

The Company is domiciled in the United States and operates stores in the United States and Canada. Revenues from Canadian operations, and the long-lived assets in Canada, are not material to the Company. Geographic revenues are determined based upon where service is rendered.

No single customer accounted for more than 10% of the Company’s revenues in the three months ended May 4, 2013 or April 28, 2012.

NOTE 16—SEGMENT REPORTING

The Company defines an operating segment on the same basis that it uses to evaluate performance internally by the Chief Operating Decision Maker (“CODM”). The Company has determined that the Chief Executive Officer (or Co-Chief Executive Officers prior to Mr. Friedman’s resignation from such position) was its CODM and there was one operating segment. Therefore, the Company reports as a single segment. This includes all sales channels accessed by the Company’s customers, including sales through catalogs, sales through the Company’s website and sales through the Company’s stores.

The Company classifies its sales into furniture and non-furniture product lines. Furniture includes both indoor and outdoor furniture from the Company’s business lines. Non-furniture includes lighting, textiles, accessories and home décor. Net revenues in each category were as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Furniture	$628,092	$477,730	$339,173
Non-furniture	564,954	480,354	433,579

Total net revenues	$1,193,046	$958,084	$772,752

The Company is domiciled in the United States and operates stores in the United States and Canada. Revenues from Canadian operations, and the long-lived assets in Canada, are not material to the Company. Geographic revenues are determined based upon where service is rendered.

No single customer accounted for more than 10% of the Company’s revenues in fiscal 2012, fiscal 2011, or fiscal 2010.

Retail Store Closures and Office Restructuring	12 Months Ended
Feb. 02, 2013
Retail Store Closures and Office Restructuring

NOTE 17—RETAIL STORE CLOSURES AND OFFICE RESTRUCTURING

Shanghai Office Restructuring

In April 2011, the Company restructured its Shanghai office location and terminated employees at that office, as well as terminated employees within the corporate headquarters in Corte Madera, CA. As a result, during fiscal 2011, the Company incurred $1.6 million in restructuring related costs, including one-time employee termination benefits, contract termination fees, loss on disposal of capitalized property and equipment, and other associated costs, which are included in selling, general and administrative expenses on the consolidated statements of operations. During fiscal 2012, the Company did not incur any restructuring related costs. At February 2, 2013, the Company did not have any remaining future liabilities related to this office restructuring. The Company does not expect to incur additional costs associated with this office restructuring in future periods.

Retail Store Closures

In June and July 2011, the Company closed four retail store locations prior to their respective lease termination dates. As a result, during fiscal 2011, the Company incurred $3.2 million in exit related costs, including contract termination fees, one-time employee termination benefits and other associated costs. During fiscal 2012, the Company recorded income of $0.4 million related to a change in estimate of liabilities related to closed stores. At February 2, 2013, the Company had remaining future liabilities existing under the lease agreements of $0.3 million which consist of contract termination fees. The Company does not expect to incur additional costs associated with these retail store closures in future periods.

Selected Quarterly Financial Data	12 Months Ended
Feb. 02, 2013
Selected Quarterly Financial Data

NOTE 18—SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

Quarterly financial data for fiscal 2012 and fiscal 2011 are set forth below (in thousands, except share and per share amounts):

	Three Months Ended
Fiscal 2012	April 28, 2012	July 28, 2012	October 27, 2012	February 2, 2013
Net revenues	$217,914	$292,906	$284,171	$398,055
Gross profit	75,268	114,127	101,880	145,174
Net income (loss)	(3,728)	17,616	1,685	(28,362)

Weighted-average shares used in computing basic and diluted net income (loss) per share	1,000	1,000	1,000	35,692,064

Basic and diluted net income (loss) per share	$(3,728)	$17,616	$1,685	$(0.79)

	Three Months Ended
Fiscal 2011	April 30, 2011	July 30, 2011	October 29, 2011	January 28, 2012
Net revenues	$184,760	$235,623	$232,459	$305,242
Gross profit	63,184	91,246	84,393	117,526
Net income (loss)	(6,218)	7,582	(4,830)	24,054

Weighted-average shares used in computing basic and diluted net income (loss) per share	100	100	674	1,000

Basic and diluted net income (loss) per share	$(62,180)	$75,820	$(7,166)	$24,054

The three months ended February 2, 2013 includes (i) a $92.0 million non-cash compensation charge related to equity grants at the time of the Reorganization, (ii) a non-cash compensation charge of $23.1 million related to the performance-based vesting of certain shares granted to Mr. Alberini and Mr. Friedman, (iii) costs incurred in connection with the initial public offering, including a fee of $7.0 million to Catterton, Tower Three and Glenhill in accordance with the Company’s management services agreement, payments of $2.2 million to certain former executives and bonus payments to employees of $1.3 million and (iv) $3.3 million incurred as a result of increased tariff obligations of one of the Company’s foreign suppliers following the U.S. Department of Commerce’s review of the anti-dumping duty order on wooden bedroom furniture from China for the period from January 1, 2011 through December 31, 2011. In addition, as of the end of fiscal 2012, the Company’s U.S. operations had returned to a position of cumulative profits (adjusted for permanent differences) for the most recent three-year period. The Company concluded that this record of cumulative profitability in recent years, coupled with its business plan for profitability in future periods, provided assurance that the Company’s future tax benefits more likely than not would be realized. Accordingly, in the three months ended February 2, 2013, the Company released all of its U.S. valuation allowance of $57.2 million against net deferred tax assets.

The three months ended July 28, 2012 and October 27, 2012 include $2.0 million and $2.8 million, respectively, of legal and other professional fees incurred in connection with the investigation conducted by the special committee of the board of directors relating to Mr. Friedman and its subsequent remedial actions.

The three months ended October 29, 2011 includes a $6.4 million compensation charge related to the repayment of loans owed to Home Holdings by Mr. Friedman, through the reclassification by Home Holdings of Mr. Friedman’s Class A and Class A-1 ownership units into an equal number of Class A Prime and Class A-1 Prime ownership units.

Recent Accounting Pronouncements	3 Months Ended
May 04, 2013
Recent Accounting Pronouncements

NOTE 3—RECENT ACCOUNTING PRONOUNCEMENTS

The FASB is currently working on amendments to existing accounting standards governing a number of areas including, but not limited to, accounting for leases. In May 2013, the FASB issued a new exposure draft, Leases (the “Exposure Draft”), which would replace the existing guidance in ASC Topic 840, Leases. Under the Exposure Draft, among other changes in practice, a lessee’s rights and obligations under most leases, including existing and new arrangements, would be recognized as assets and liabilities, respectively, on the balance sheet. Other significant provisions of the Exposure Draft include (i) defining the “lease term” to include the noncancellable period together with periods for which there is a significant economic incentive for the lessee to extend or not terminate the lease; (ii) defining the initial lease liability to be recorded on the balance sheet to contemplate only those variable lease payments that depend on an index or that are in substance “fixed”; and (iii) a dual approach for determining whether lease expense is recognized on a straight-line or accelerated basis, depending on whether the lessee is expected to consume more than an insignificant portion of the leased asset’s economic benefits. The comment period for the Exposure Draft ends on September 13, 2013. If and when effective, this Exposure Draft will likely have a significant impact on the Company’s consolidated financial statements. However, as the standard-setting process is still ongoing, the Company is unable to determine the impact this proposed change in accounting standards will have on its consolidated financial statements.

Prepaid Expenses and Other Current Assets	3 Months Ended
May 04, 2013
Prepaid Expenses and Other Current Assets

NOTE 4—PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expense and other current assets consist of the following (in thousands):

	May 4, 2013	February 2, 2013
Prepaid catalog	$83,202	$43,828
Vendor deposits	22,256	20,383
Prepaid expense	14,139	11,479
Other current assets	1,738	1,339

Total prepaid expense and other current assets	$121,335	$77,029

Subsequent Events	3 Months Ended
May 04, 2013
Subsequent Events

NOTE 14—SUBSEQUENT EVENTS

On July 2, 2013, Gary Friedman, the Company’s Chairman Emeritus, Creator and Curator, was reappointed Co-Chief Executive Officer and Chairman of the Company’s Board of Directors, and Carlos Alberini was named Co-Chief Executive Officer. In connection with the appointment of Mr. Friedman as Co-Chief Executive Officer, the Company granted a new stock option to Mr. Friedman to purchase 1,000,000 shares of our common stock, with an exercise price equal to the closing price of the Company’s common stock on the date of grant, under the Company’s 2012 Stock Incentive Plan. This option is fully vested as of the date of grant but any shares issued upon exercise of the option will be subject to selling restrictions which are scheduled to lapse in three equal installments on the third, fourth and fifth anniversaries of the grant date. The fully vested option will result in a one-time non-cash stock compensation charge, estimated to be between $30 million and $35 million, all of which will be recorded in the second quarter of fiscal 2013.

In connection with the Company’s initial public offering, Home Holdings agreed to invest $5 million in a newly formed entity named Hierarchy, LLC (“Hierarchy”). Mr. Friedman had a controlling interest in Hierarchy. On July 2, 2013, Hierarchy and Mr. Friedman waived all of Home Holdings’ obligations to invest in Hierarchy and all of Home Holdings’ rights with respect to Hierarchy were canceled, and the Company subsequently acquired all the outstanding interests of Hierarchy. As a result of the acquisition of Hierarchy, the Company will write-off all outstanding receivables in connection with certain consulting services provided to Hierarchy, and record a charge of approximately $0.3 million.

Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Basis of Presentation

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared from the Company’s records and, in management’s opinion, include all adjustments (consisting of normal recurring adjustments) necessary to fairly state the Company’s financial position as of May 4, 2013, and the results of operations and changes of cash flows for the three months ended May 4, 2013 and April 28, 2012, which each consist of thirteen weeks. The Company’s current fiscal year ends on February 1, 2014 (“fiscal 2013”).

Certain information and disclosures normally included in the notes to annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted for purposes of these interim condensed consolidated financial statements.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K for the fiscal year ended February 2, 2013 (“fiscal 2012”).

The results of operations for the three months ended May 4, 2013 presented herein are not necessarily indicative of the results to be expected for the full fiscal year.

Basis of Presentation

These consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Accordingly, all intercompany balances and transactions have been eliminated through the consolidation process.

Fiscal Years

Fiscal Years

The Company’s fiscal year ends on the Saturday closest to January 31. As a result, the Company’s fiscal year may include 53 weeks. The fiscal year ended February 2, 2013 (“fiscal 2012”) consisted of 53 weeks and the fiscal years ended January 28, 2012 (“fiscal 2011”) and January 29, 2011 (“fiscal 2010”) each consisted of 52 weeks.

Use of Accounting Estimates

Use of Accounting Estimates

The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material to the consolidated financial statements.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents.
Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains its cash and cash equivalent accounts in financial institutions in both U.S. dollar and Canadian dollar denominations. Accounts at the U.S. institutions are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 and accounts at the Canadian institutions are insured by the Canada Deposit Insurance Corporation (“CDIC”) up to $100,000 Canadian dollars. As of February 2, 2013, the Company had two U.S. bank account balances that were in excess of the FDIC insurance limit and one Canadian bank account balance that was in excess of the CIDC insurance limit. The Company performs ongoing evaluations of these institutions to limit its concentration of credit risk.

Accounts Receivable

Accounts Receivable

Accounts receivable consist primarily of receivables from the Company’s credit card processors for sales transactions and tenant improvement allowances from the Company’s landlords in connection with new leases. Accounts receivable is presented net of allowance for doubtful accounts, which is recorded on a specific identification basis. The allowance for doubtful accounts was not significant as of February 2, 2013 and January 28, 2012.

Merchandise Inventories

Merchandise Inventories

The Company’s merchandise inventories are comprised of finished goods and are carried at the lower of cost or market, with cost determined on a weighted-average cost method and market determined based on the estimated net realizable value. To determine if the value of inventory should be marked down below original cost, the Company considers current and anticipated demand, customer preference and the merchandise age. The inventory value is adjusted periodically to reflect current market conditions, which requires management judgments that may significantly affect the ending inventory valuation, as well as gross margin. The significant estimates used in inventory valuation are obsolescence (including excess and slow-moving inventory and lower of cost or market reserves) and estimates of inventory shrinkage. The Company adjusts its inventory for obsolescence based on historical trends, aging reports, specific identification and its estimates of future retail sales prices.

Reserves for shrinkage are estimated and recorded throughout the period as a percentage of net sales based on historical shrinkage results and current inventory levels. Actual shrinkage is recorded throughout the year based upon periodic cycle counts and the results of the Company’s annual physical inventory count. Actual inventory shrinkage and obsolescence can vary from estimates due to factors including the mix of the Company’s inventory (which ranges from large furniture to decorative accessories) and execution against loss prevention initiatives in the Company’s stores, distribution centers, off-site storage locations and with its third-party transportation providers.

Due to these factors, the Company’s obsolescence and shrinkage reserves contain uncertainties. Both estimates have calculations that require management to make assumptions and to apply judgment regarding a number of factors, including market conditions, the selling environment, historical results and current inventory trends. If actual obsolescence or shrinkage estimates change from the Company’s original estimates, the Company will adjust its inventory reserves accordingly throughout the period. Management does not believe that changes in the assumptions used in these estimates would have a significant effect on the Company’s net income (loss) or inventory balances. The Company’s inventory reserve balances were $5.9 million and $5.6 million as of February 2, 2013 and January 28, 2012, respectively.

Prepaid Catalog and Advertising Expenses

Prepaid Catalog and Advertising Expenses

Advertising expenses primarily represent the costs associated with the Company’s catalog mailings, as well as print and website marketing. All advertising costs are expensed as incurred, with the exception of prepaid catalog expenses. Prepaid catalog expenses consist primarily of third-party incremental direct costs to prepare, print and distribute catalogs. Such costs are capitalized as prepaid catalog expenses and are amortized over their expected period of future benefit. Such amortization is based upon the ratio of actual revenues to the total of actual and estimated future revenues on an individual catalog basis. Estimated future revenues are based upon various factors such as the total number of catalogs and pages circulated, the probability and magnitude of consumer response and the assortment of merchandise offered. Each catalog is generally fully amortized within an eight- to nine-month period, with the majority of the amortization occurring within the first five to six months. Prepaid catalog expenses are evaluated for realizability on a regular basis by comparing the carrying amount associated with each catalog to the estimated probable remaining future sales associated with that catalog. The Company had $43.8 million and $28.6 million of prepaid catalog costs that are included in prepaid expense and other current assets on the consolidated balance sheets as of February 2, 2013, and January 28, 2012, respectively.

Advertising costs, recorded in selling, general and administrative expenses, were $98.8 million, $66.9 million, and $56.1 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost, net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method, generally using the following useful lives:

Category of Property and Equipment	Useful Life
Building	40 years
Furniture, fixtures and equipment	3 to 7 years
Machinery and equipment	3 to 5 years
Computer software	3 years

The cost of leasehold improvements and lease acquisitions is amortized over the lesser of the useful life of the asset or the applicable lease term.

Interest is capitalized on construction in progress and software projects during the period in which expenditures have been made, activities are in progress to prepare the asset for its intended use and actual interest costs are being incurred.

Assets acquired under non-cancelable leases, which meet the criteria of capital leases, are capitalized in property and equipment and amortized over the lesser of the useful life of the asset or the applicable lease term.

The land purchased by the Company is recorded at cost and is a non-depreciable asset.

Property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable.

Intangible Assets

Intangible Assets

Intangible assets reflect the value assigned to trademarks, customer relationships, core technologies and the fair market value of the Company’s leases. Customer relationships, core technologies and the fair market value of the leases are amortized over their useful life. The Company does not amortize trademarks as the Company defines the life of the asset as indefinite.

Impairment

Impairment

Goodwill

The Company evaluates goodwill annually to determine whether it is impaired. Goodwill is also tested between annual impairment tests if an event occurs or circumstances change that would indicate that the fair value of a reporting unit is less than its carrying amount. Conditions that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of an asset; general economic conditions, such as increasing Treasury rates or unexpected changes in GDP growth; a change in the Company’s market share; budget-to-actual performance and consistency of operating margins and capital expenditures; a product recall or an adverse action or assessment by a regulator; or changes in management, key personnel, etc. If an impairment indicator exists, the Company tests the intangible asset for recoverability. The Company has identified only one single reporting unit. The Company selected the fourth fiscal quarter to perform its annual goodwill impairment testing.

The Company qualitatively assesses goodwill impairment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. During fiscal 2012, the Company performed a qualitative analysis examining key events and circumstances affecting fair value and determined it is more likely than not that the reporting unit’s fair value is greater than its carrying amount. As such, no further analysis was required for purposes of testing of the Company’s goodwill for impairment.

If goodwill is not qualitatively assessed, a two-step quantitative approach is used. In the first step, the Company compares the fair value of the reporting unit, generally defined as the same level as or one level below an operating segment, to its carrying value. If the fair value of the reporting unit exceeds the carrying value of the net assets assigned to that unit, goodwill is considered not impaired and the Company is not required to perform further testing. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. If the carrying value of a reporting unit’s goodwill exceeds its implied fair value, then the Company would record an impairment loss equal to the difference.

The Company’s tests for impairment of goodwill resulted in a determination that the fair value of the Company substantially exceeded the carrying value of the Company’s net assets in fiscal 2012 and fiscal 2011. No impairment to goodwill has been recorded in any period.

Trademarks

The Company annually evaluates whether trademarks continue to have an indefinite life. Trademarks are reviewed for impairment annually in the fourth quarter and may be reviewed more frequently if indicators of impairment are present. Conditions that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of an asset, a product recall or an adverse action or assessment by a regulator.

In 2012, the Company adopted the option to qualitatively assess indefinite-lived intangible asset impairment to determine whether it is more likely than not that the fair value of the asset is less than its carrying amount. Accordingly, the Company performed a qualitative analysis examining key events and circumstances affecting fair value and determined it is more likely than not that the asset’s fair value is greater than its carrying amount. As such, no further analysis was required for purposes of testing of the Company’s trademarks for impairment.

If trademarks are not qualitatively assessed, an impairment review is performed by comparing the carrying value to the estimated fair value, determined using a discounted cash flow methodology. Factors used in the valuation of intangible assets with indefinite lives include, but are not limited to, management’s plans for future operations, brand initiatives, recent operating results and projected future cash flows.

The Company tested the trademarks for impairment and concluded that there has been no impairment in any period.

Long-Lived Assets

Long-lived assets, such as property and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Conditions that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of an asset, a product recall or an adverse action or assessment by a regulator. If the sum of the estimated undiscounted future cash flows related to the asset are less than the carrying value, the Company recognizes a loss equal to the difference between the carrying value and the fair value, usually determined by the estimated discounted cash flow analysis of the asset.

The Company evaluates long-lived tangible assets at an individual store level, which is the lowest level at which independent cash flows can be identified. The Company evaluates corporate assets or other long-lived assets that are not store-specific at the consolidated level.

Since there is typically no active market for the Company’s long-lived tangible assets, the Company estimates fair values based on the expected future cash flows. The Company estimates future cash flows based on store-level historical results, current trends, and operating and cash flow projections. The Company’s estimates are subject to uncertainty and may be affected by a number of factors outside its control, including general economic conditions and the competitive environment. While the Company believes its estimates and judgments about future cash flows are reasonable, future impairment charges may be required if the expected cash flow estimates, as projected, do not occur or if events change requiring the Company to revise its estimates.

The Company did not record an impairment charge on long-lived assets in fiscal 2012 or fiscal 2011.The Company recorded a $2.1 million impairment charge on long-lived assets of certain underperforming stores in fiscal 2010, which is included in cost of goods sold on the consolidated statements of operations.

Capital and Operating Leases

Capital and Operating Leases

The Company classifies leases at the inception of the lease as either a capital lease or an operating lease. A lease is classified as a capital lease if any of the following conditions are met: (i) the ownership of the leased property is transferred to the lessee by the end of the lease term, (ii) there is a bargain purchase option, (iii) the lease term is at least 75% of the property’s estimated remaining economic life or (iv) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property. A capital lease is accounted for as if there were an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All leases not identified as capital leases are accounted for as operating leases.

The Company leases stores, distribution facilities, office space and certain machinery and equipment under various operating leases. Most real estate lease agreements contain, among other terms and conditions, tenant improvement allowances, rent holidays, lease premiums, rent escalation clauses and contingent rent provisions. For purposes of recognizing lease incentives, premiums and minimum rental expenses on a straight-line basis over the terms of the leases, the Company uses the date of initial possession to begin amortization, which is generally when the Company enters the space and begins to make improvements in preparation of intended use. For tenant improvement allowances and rent holidays, the Company records a deferred rent liability, reported as a long-term liability on the consolidated balance sheets, and amortizes the deferred rent over the term of the lease as an adjustment to rent expense.

For scheduled rent changes during the lease terms or for rental payments commencing at a date other than the date of initial occupancy (rent holidays), the Company records minimum rental expenses on a straight-line basis over the term of the lease.

Certain leases provide for contingent rents, which are determined as a percentage of gross sales in excess of specified levels. The Company records a contingent rent liability in accounts payable and accrued expenses on the consolidated balance sheets and the corresponding rent expense when specified levels have been achieved or when management estimates that achieving the specified levels during the lease term is probable.

Debt Issuance Costs

Debt Issuance Costs

The Company capitalizes debt issuance costs related to its revolving line of credit and term loan. Capitalized costs related to the revolving line of credit are included in other assets on the consolidated balance sheets as deferred financing fees. Capitalized costs paid to lenders relating to the term loan are netted against the term loan on the consolidated balance sheets. Deferred financing fees are amortized utilizing the straight-line method and are included in interest expense on the consolidated statements of operations.

Revenue Recognition

Revenue Recognition

The Company recognizes revenues and the related cost of goods sold when merchandise is received by its customers. Revenues from “cash-and-carry” store sales are recognized at the point of sale in the store. Revenues from direct-to-customer and home-delivered sales are recognized when the merchandise is delivered to the customer. Discounts provided to customers are accounted for as a reduction of sales.

The Company recognizes shipping and handling fees as revenue when the merchandise is received by its customers. Costs of shipping and handling are included in cost of goods sold.

Sales tax collected is not recognized as revenue but is included in accounts payable and accrued expenses on the consolidated balance sheets as it is ultimately remitted to governmental authorities.

The Company reserves for projected merchandise returns. Merchandise returns are often resaleable merchandise and are refunded by issuing the same payment tender of the original purchase. Merchandise exchanges of the same product and price are not considered merchandise returns and, therefore, are excluded when calculating the sales returns reserve.

The Company’s customers may return purchased items for a refund. The Company provides an allowance for sales returns, net of cost of goods sold, based on historical return rates. A summary of the allowance for sales returns, presented net of cost of goods sold, is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Balance at beginning of fiscal year	$3,181	$3,403	$3,145
Provision for sales returns	134,909	102,875	83,393
Actual sales returns	(132,884)	(103,097)	(83,135)

Balance at end of fiscal year	$5,206	$3,181	$3,403

Deferred Revenue and Customer Deposits

Deferred Revenue and Customer Deposits

Deferred revenue represents the revenue associated with orders that have been shipped by the Company to its customers but have not yet been received by the customer. As the Company recognizes revenue when the merchandise is received by its customers, it is included as deferred revenue on the consolidated balance sheets while in-transit.

Customer deposits represent payments made by customers on custom orders. At the time of purchase the Company collects deposits for all custom orders equivalent to 50% of the customer purchase price. Custom order deposits are recognized as revenue when the merchandise is received by the customer or at the time of cancellation of the order by the customer.

Gift Certificates and Merchandise Credits

Gift Certificates and Merchandise Credits

The Company sells gift certificates and issues merchandise credits to its customers in its stores and through its websites and product catalogs. Such gift certificates and merchandise credits do not have expiration dates. Revenue associated with gift certificates and merchandise credits is deferred until either (i) redemption of the gift certificate and merchandise credits or (ii) when the likelihood of redemption is remote and there exists no legal obligation to remit the value of unredeemed gift certificates or merchandise credits to the relevant jurisdictions (breakage). The breakage rate is based on monitoring of certificates issued, actual certificate redemptions and the Company’s analysis of when it believes it is remote that redemptions will occur.

Redeemed gift certificates and merchandise credits are recorded in net revenues. Breakage resulted in a reduction of selling, general and administrative expenses on the consolidated statements of operations of $1.8 million, $3.2 million, and $3.0 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Self Insurance

Self Insurance

The Company maintains insurance coverage for significant exposures, as well as those risks that, by law, must be insured. In the case of the Company’s health care coverage for employees, the Company has a managed self insurance program related to claims filed. Expenses related to this self insured program are computed on an actuarial basis, based on claims experience, regulatory requirements, an estimate of claims incurred but not yet reported (“IBNR”) and other relevant factors. The projections involved in this process are subject to uncertainty related to the timing and amount of claims filed, levels of IBNR, fluctuations in health care costs and changes to regulatory requirements.

The Company is self-insured for all workers’ compensation claims related to incidents incurred after November 1, 2012 and prior to November 1, 2007.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with applicable guidance which requires the fair value of stock-based payments to be recognized in the consolidated financial statements as compensation expense over the requisite service period. For service-only awards compensation expense is recognized on a straight-line basis, net of forfeitures, over the requisite service period for the fair value of awards that actually vest. Fair value for restricted stock units is valued using the closing price of the Company’s stock on the date of grant. The fair value of each option award granted under the Company’s award plans subsequent to its initial public offering is estimated on the date of grant using a Black-Scholes Merton option pricing model with the following assumptions:

•

Expected volatility—Based on the lack of historical data for its own shares, the Company bases its expected volatility on a representative peer group that takes into account industry, market capitalization, stage of life cycle and capital structure.

•

Expected term—Represents the period of time that options granted are expected to be outstanding. The Company elected to calculate the expected term of the option awards using the “simplified method”. This election was made as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. Under the “simplified” calculation method, the expected term is calculated as an average of the vesting period and the contractual life of the options.

•	Risk-free interest rate—Based on the U.S. Treasury zero-coupon bond rate with a remaining term approximate of the expected term of the option.

•	Dividend yield—As the Company has not paid dividends, nor does it currently plan to pay dividends in the future, the assumed dividend yield is zero.

Prior to the Reorganization, Home Holdings had granted performance-based units that vested and became deliverable upon achievement or satisfaction of performance conditions specified in the performance agreement or upon the return on investment attained by certain of the equity investors in Home Holdings at defined liquidity events, including an initial public offering or certain sale or merger transactions. The Company estimated the fair value of performance-based units awarded to employees at the grant date based on the fair value of the Company on such date. The Company also considered the probability of achieving the established performance targets in determining its stock-based compensation with respect to these awards. The Company recognizes compensation cost over the performance period. When the performance is related to a specific event occurring in the future, the Company recognizes the full expense at the time of the event. At the time of the Reorganization, these performance-based units were replaced with shares of the Company’s common stock with substantially similar restrictions, terms and conditions. Refer to Note 12—Stock-Based Compensation.

In connection with Mr. Friedman’s resignation as Chairman and Co-Chief Executive Officer and new role as Creator and Curator, 1,185,511 shares of unvested stock he received in replacement of certain performance-based units will be marked to market every period until the required vesting criteria are met, resulting in additional stock based compensation in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718.

Cost of Goods Sold

Cost of Goods Sold

Cost of goods sold includes, but is not limited to, the direct cost of purchased merchandise, inventory shrinkage, inventory reserves and write-downs, inbound freight, all freight costs to get merchandise to the Company’s stores, design and buying costs, occupancy costs related to store operations, such as rent, property tax and common area maintenance, depreciation and amortization, and all logistics costs associated with shipping product to customers.

Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

Selling, general and administrative expenses include all operating costs not included in cost of goods sold. These expenses include payroll and payroll related expenses, store expenses other than occupancy and expenses related to many of the Company’s operations at its headquarters, including utilities, depreciation and amortization, credit card fees and marketing expense, which primarily includes catalog production, mailing and print advertising costs. All store pre-opening costs are included in selling, general and administrative expenses and are expensed as incurred.

Selling, general and administrative expenses for fiscal 2012 include a $92.0 million non-cash compensation charge related to equity grants at the time of the Reorganization, as well as a non-cash compensation charge of $23.1 million related to the performance-based vesting of certain shares granted to the Company’s Chief Executive Officer, Carlos Alberini, and Gary Friedman, who serves as the Company’s Creator and Curator. Costs incurred in connection with the initial public offering, including a fee of $7.0 million to Catterton Management Company, LLC (“Catterton”), Tower Three Partners LLC (“Tower Three”) and GJK Capital Advisors, LLC (“Glenhill”) in accordance with the Company’s management services agreement, payments of $2.2 million to certain former executives and bonus payments to employees of $1.3 million, were included in selling, general and administrative expenses in fiscal 2012. In addition, legal and other professional fees of $4.8 million, incurred in connection with the investigation conducted by the special committee of the board of directors relating to Mr. Friedman and the Company’s subsequent remedial actions, are included in fiscal 2012 selling, general and administrative expenses.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed as net income (loss) divided by the weighted-average number of common shares outstanding for the period. Diluted earnings (loss) per share is computed as net income (loss) divided by the weighted-average number of common shares outstanding for the period plus common stock equivalents consisting of shares subject to stock-based awards with exercise prices less than or equal to the average market price of the Company’s common stock for the period, to the extent their inclusion would be dilutive. Potential dilutive securities are excluded from the computation of diluted earnings (loss) per share if their effect is anti-dilutive.

Income Taxes

Income Taxes

The Company accounts for income taxes under an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s consolidated financial statements or tax returns. In estimating future tax consequences, the Company generally takes into account all expected future events then known to it, other than changes in the tax law or rates which have not yet been enacted and which are not permitted to be considered. Accordingly, the Company may record a valuation allowance to reduce its net deferred tax assets to the amount that is more-likely-than-not to be realized. The determination as to whether a deferred tax asset will be realized is made on a jurisdictional basis and is based upon management’s best estimate of the recoverability of the Company’s net deferred tax assets. Future taxable income and ongoing prudent and feasible tax planning are considered in determining the amount of the valuation allowance, and the amount of the allowance is subject to adjustment in the future. Specifically, in the event the Company were to determine that it is not more-likely-than-not able to realize its net deferred tax assets in the future, an adjustment to the valuation allowance would decrease income in the period such determination is made. This allowance does not alter the Company’s ability to utilize the underlying tax net operating loss and credit carryforwards in the future, the utilization of which is limited to achieving future taxable income.

The accounting standard for uncertainty in income taxes prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. Differences between tax positions taken in a tax return and amounts recognized in the financial statements generally result in an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, or a reduction in a deferred tax asset or an increase in a deferred tax liability, or both. The Company recognizes interest and penalties related to unrecognized tax benefits in tax expense.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and borrowings under the revolving line of credit approximate their estimated fair values.

The degree of judgment used in measuring the fair value of financial instruments generally correlates to the level of pricing observability. Pricing observability is impacted by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established and the characteristics specific to the transaction. Financial instruments with readily available active quoted prices for which fair value can be measured generally will have a higher degree of pricing observability and a lesser degree of judgment used in measuring fair value. Conversely, financial instruments rarely traded or not quoted will generally have less, or no, pricing observability and a higher degree of judgment used in measuring fair value.

The Company’s financial assets and liabilities measured and reported at fair value are classified and disclosed in one of the following categories:

•	Level 1—Quoted prices are available in active markets for identical investments as of the reporting date.

•

Level 2—Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies.

•

Level 3—Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs used in the determination of fair value require significant management judgment or estimation.

The Company’s financial assets and liabilities were classified as Level 1 as of February 2, 2013, and January 28, 2012.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). The Company’s other comprehensive income (loss) consists of foreign currency translation adjustments.

Foreign Currency Translation

Foreign Currency Translation

Local currencies are generally considered the functional currencies outside the United States of America. Assets and liabilities denominated in non-U.S. currencies are translated at the rate of exchange prevailing on the date of the consolidated balance sheets and revenues and expenses are translated at average rates of exchange for the period. The related translation gains (losses) are reflected in the accumulated other comprehensive income (loss) section of the consolidated statements of stockholders’ equity. Foreign currency gains (losses) resulting from foreign currency transactions are included in selling, general and administrative expenses on the consolidated statements of operations and have not been material in all periods presented.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In July 2012, the Financial Accounting Standards Board (“FASB”) issued guidance that revises the requirements around how entities test indefinite-lived intangible assets other than goodwill for impairment. Similar to the guidance issued in September 2011 related to the testing of goodwill for impairment, this guidance allows companies to perform a qualitative assessment before calculating the fair value of the indefinite-lived intangible asset. If entities determine, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is more likely than not greater than the carrying amount, a quantitative calculation would not be needed. The Company adopted this guidance for its fiscal 2012 annual indefinite-lived intangible assets impairment test. The adoption of this guidance resulted in a change in how the Company performed its indefinite-lived intangible assets impairment assessment; however, the adoption did not have a material impact on the Company’s consolidated financial statements.

Nature of Business

Nature of Business

Restoration Hardware Holdings, Inc., a Delaware corporation, together with its subsidiaries (collectively, the “Company”), is a luxury home furnishings retailer that offers a growing number of categories including furniture, lighting, textiles, bathware, decorative accessories, outdoor and children’s furnishings. These products are sold through the Company’s stores, catalogs and websites. As of May 4, 2013, the Company operated a total of 70 retail stores and 14 outlet stores in 29 states, the District of Columbia and Canada, and had sourcing operations in Shanghai and Hong Kong.

The Company was formed on August 18, 2011 and capitalized on September 2, 2011 as a holding company for the purposes of facilitating an initial public offering of common equity and is a direct subsidiary of Home Holdings, LLC, a Delaware limited liability company (“Home Holdings”).

On November 1, 2012, the Company acquired all of the outstanding shares of capital stock of Restoration Hardware, Inc., a Delaware corporation, and Restoration Hardware, Inc. became a direct, wholly owned subsidiary of the Company. Restoration Hardware, Inc. was a direct, wholly owned subsidiary of Home Holdings prior to the Company’s initial public offering. Outstanding units issued by Home Holdings under its equity compensation plan, referred to as the Team Resto Ownership Plan, were replaced with common stock of the Company at the time of its initial public offering. These transactions are referred to as the “Reorganization.” As a result of these transactions, as of November 1, 2012, 32,188,891 shares of the Company’s common stock were outstanding.

On November 7, 2012, the Company completed its initial public offering. In connection with its initial public offering, the Company issued and sold 4,782,609 shares of its common stock at a price of $24.00 per share. In addition, certain of the Company’s stockholders sold an aggregate of 381,723 shares of common stock held by them in the initial public offering. Further, certain stockholders sold an additional aggregate of 774,650 shares of common stock held by them pursuant to the exercise by the offering’s underwriters of their option to purchase additional shares. The Company did not receive any proceeds from the sale of stock by its stockholders.

Prior to the Reorganization, Restoration Hardware Holdings, Inc. had not engaged in any business or other activities except in connection with its formation and the Reorganization. Accordingly, all financial and other information herein relating to periods prior to the completion of the Reorganization is that of Restoration Hardware, Inc.

On May 20, 2013, the Company completed its follow-on offering of 9,974,985 shares of common stock at an offering price of $50.00 per share, which included 1,301,085 shares sold in connection with the full exercise of the option to purchase additional shares granted to the underwriters. All of the shares sold in the offering were sold by existing stockholders of the Company. No shares were sold by the Company in the offering, and, as such, the Company did not receive any of the proceeds from such sales.

Change in Accounting Principle-Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Components of Company's Consolidated Statements of Operations

The following table presents the unaudited comparative effect of the change in accounting method and its impact on key components of the Company’s condensed consolidated statements of operations (in thousands, except share and per share amounts):

	Three Months Ended
	April 28, 2012
	Graded Method	Straight-Line Method
Net revenues	$217,914	$217,914
Cost of goods sold	142,646	142,646

Gross profit	75,268	75,268
Selling, general and administrative expense	77,401	77,365

Loss from operations	(2,133)	(2,097)
Interest expense	(1,575)	(1,575)

Loss before income taxes	(3,708)	(3,672)
Income tax expense	56	56

Net loss	$(3,764)	$(3,728)

Shares used in computing basic and diluted net loss per share	1,000	1,000
Basic and diluted net loss per share	$(3,764)	$(3,728)

The following table presents the comparative effect of the change in accounting method and its impact on key components of the Company’s consolidated statements of operations (dollar amounts in thousands):

	Year Ended
	January 28, 2012		January 29, 2011
	As Reported	As Revised	As Reported	As Revised
Net revenues	$958,084	$958,084	$772,752	$772,752
Cost of goods sold	601,735	601,735	501,132	501,132

Gross profit	356,349	356,349	271,620	271,620
Selling, general and administrative expense	329,753	329,506	275,859	274,836

Income (loss) from operations	26,596	26,843	(4,239)	(3,216)
Interest expense	(5,134)	(5,134)	(3,150)	(3,150)

Income (loss) before income taxes	21,462	21,709	(7,389)	(6,366)
Income tax expense	1,121	1,121	685	685

Net income (loss)	$20,341	$20,588	$(8,074)	$(7,051)

Shares used in computing basic and diluted net income (loss) per share	468	468	100	100
Basic and diluted net income (loss) per share	$43,464	$43,991	$(80,740)	$(70,510)

Change in Accounting Method and Its Impact on Key Components of Company's Condensed Consolidated Balance Sheets

The following table presents the comparative effect of the change in accounting method and its impact on key components of the Company’s consolidated balance sheets (in thousands):

	January 28, 2012
	As Reported	As Revised
Stockholders’ equity:
Common stock, zero par value, 1,000 shares authorized, 1,000 shares issued and outstanding	$—	$—
Additional paid-in capital	293,281	292,011
Accumulated other comprehensive income	1,150	1,150
Accumulated deficit	(43,968)	(42,698)

Total stockholders’ equity	$250,463	$250,463

Significant Accounting Policies (Tables)	12 Months Ended
Feb. 02, 2013
Schedule of Property and Equipment Useful life

Depreciation is calculated using the straight-line method, generally using the following useful lives:

Category of Property and Equipment	Useful Life
Building	40 years
Furniture, fixtures and equipment	3 to 7 years
Machinery and equipment	3 to 5 years
Computer software	3 years

Summary of Allowance for Sales Returns, Net of Cost of Goods Sold

 A summary of the allowance for sales returns, presented net of cost of goods sold, is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Balance at beginning of fiscal year	$3,181	$3,403	$3,145
Provision for sales returns	134,909	102,875	83,393
Actual sales returns	(132,884)	(103,097)	(83,135)

Balance at end of fiscal year	$5,206	$3,181	$3,403

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Feb. 02, 2013
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	February 2, 2013	January 28, 2012
Prepaid catalog	$43,828	$28,608
Vendor deposits	20,383	9,399
Prepaid expenses	11,479	8,923
Other current assets	1,339	5,640

Total prepaid expenses and other current assets	$77,029	$52,570

Property and Equipment (Tables)	12 Months Ended
Feb. 02, 2013
Schedule of Property and Equipment

Property and equipment consists of the following (in thousands):

	February 2, 2013	January 28, 2012
Leasehold improvements (1)	$155,338	$118,898
Computer software	33,459	27,194
Furniture, fixtures and equipment	27,076	16,166
Machinery and equipment	8,866	4,823
Land	2,388	2,388
Building	2,205	2,205
Equipment under capital leases (2)	8,879	13,918

Total property and equipment	238,211	185,592
Less—accumulated depreciation and amortization	(126,805)	(102,034)

Total property and equipment—net	$111,406	$83,558

(1)	Leasehold improvements include construction in progress of $25.9 million and $9.1 million as of February 2, 2013, and January 28, 2012, respectively.
(2)	Accumulated depreciation and amortization include accumulated amortization related to equipment under capital leases of $6.8 million and $8.5 million as of February 2, 2013, and January 28, 2012, respectively.

Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Goodwill and Intangible Assets

The following sets forth the goodwill and intangible assets as of May 4, 2013 (dollar amounts in thousands):

	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value		Useful Life
Intangible assets subject to amortization:
Core technologies	$6,580	$(6,470)	$—	$110		5 years
Fair value of leases
Fair market write-up	10,443	(8,466)	47	2,024		(2)
Fair market write-down	(2,591)	1,861	—	(730	)(1)	(2)

Total intangible assets subject to amortization	14,432	(13,075)	47	1,404
Intangible assets not subject to amortization:
Goodwill	122,285	—	296	122,581
Trademarks and domain names	47,410	—	—	47,410

Total intangible assets	$184,127	$(13,075)	$343	$171,395

(1)	The fair market write-down of leases is included in other long-term obligations on the condensed consolidated balance sheets.
(2)	The fair value of each lease is amortized over the life of the respective lease. The longest lease for which a fair value adjustment was recorded has a termination date in January 2019.

The following sets forth the goodwill and intangible assets as of February 2, 2013 (dollar amounts in thousands):

	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value		Useful Life
Intangible assets subject to amortization:
Core technologies	$6,580	$(6,141)	$—	$439		5 years
Fair value of leases
Fair market write-up	10,737	(8,511)	48	2,274		(2)
Fair market write-down	(2,591)	1,789	—	(802	)(1)	(2)

Total intangible assets subject to amortization	14,726	(12,863)	48	1,911
Intangible assets not subject to amortization:
Goodwill	122,285	—	316	122,601
Trademarks and domain names	47,410	—	—	47,410

Total intangible assets	$184,421	$(12,863)	$364	$171,922

(1)	The fair market write-down of leases is included in other long-term obligations on the condensed consolidated balance sheets.
(2)	The fair value of each lease is amortized over the life of the respective lease. The longest lease for which a fair value adjustment was recorded has a termination date in January 2019.

The following sets forth the goodwill and intangible assets as of February 2, 2013 (dollar amounts in thousands):

	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value February 2, 2013		Useful Life
Intangible assets subject to amortization:
Core technologies	$6,580	$(6,141)	$—	$439		5 years
Fair value of leases
Fair market write-up	10,737	(8,511)	48	2,274		(2)
Fair market write-down	(2,591)	1,789	—	(802	)(1)	(2)

Total intangible assets subject to amortization	14,726	(12,863)	48	1,911
Intangible assets not subject to amortization:
Goodwill	122,285	—	316	122,601
Trademarks and domain name	47,410	—	—	47,410

Total intangible assets	$184,421	$(12,863)	$364	$171,922

(1)	The fair market write-down of leases is included in other long-term obligations on the consolidated balance sheets.
(2)	The fair value of each lease is amortized over the life of the respective lease. The longest lease for which a fair value adjustment was recorded has a termination date in January 2019.

The following sets forth the goodwill and intangible assets as of January 28, 2012 (dollar amounts in thousands):

	Gross Carrying Amount	Accumulated Amortization	Foreign Currency Translation	Net Book Value January 28, 2012		Useful Life
Intangible assets subject to amortization:
Core technologies	$6,580	$(4,825)	$—	$1,755		5 years
Fair value of leases
Fair market write-up	11,988	(8,365)	48	3,671		(2)
Fair market write-down	(2,591)	1,448	—	(1,143	)(1)	(2)

Total intangible assets subject to amortization	15,977	(11,742)	48	4,283
Intangible assets not subject to amortization:
Goodwill	122,285	—	310	122,595
Trademarks	47,100	—	—	47,100

Total intangible assets	$185,362	$(11,742)	$358	$173,978

(1)	The fair market write-down of leases is included in other long-term obligations on the consolidated balance sheets.
(2)	The fair value of each lease is amortized over the life of the respective lease. The longest lease for which a fair value adjustment was recorded has a termination date in January 2019.

Schedule of Remaining Amortization of Intangible Assets

The following table sets forth the remaining amortization of the intangible assets based on a straight-line method of amortization over the respective useful lives as of February 2, 2013 (in thousands):

2013	$1,128
2014	613
2015	95
2016	56
2017	19

Total amortization	$1,911

Accounts Payable, Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following (in thousands):

	May 4, 2013	February 2, 2013
Accounts payable	$74,712	$81,608
Accrued catalog costs	42,548	6,906
Accrued compensation	22,386	16,621
Accrued freight and duty	15,866	17,639
Accrued sales taxes	10,727	12,783
Accrued occupancy	5,869	5,842
Accrued professional fees	3,897	2,114
Other accrued expenses	3,415	1,840

Total accounts payable and accrued expenses	$179,420	$145,353

Accounts payable and accrued expenses consist of the following (in thousands):

	February 2, 2013	January 28, 2012
Accounts payable	$81,608	$47,440
Accrued freight and duty	17,639	8,896
Accrued compensation	16,621	21,168
Accrued sales taxes	12,783	8,472
Accrued catalog costs	6,906	7,176
Accrued occupancy	5,842	6,203
Accrued professional fees	2,114	2,494
Other accrued expenses	1,840	3,845

Total accounts payable and accrued expenses	$145,353	$105,694

Schedule of Other Current Liabilities

Other current liabilities consist of the following (in thousands):

	February 2, 2013	January 28, 2012
Unredeemed gift certificate and merchandise credit liability	$18,435	$20,742
Allowance for sales returns	5,206	3,181
Capital lease obligation—current	2,925	4,114
Other liabilities	5,862	2,824

Total other current liabilities	$32,428	$30,861

Income Taxes (Tables)	12 Months Ended
Feb. 02, 2013
Summary of Income Tax Expense (Benefit)

The following is a summary of the income tax expense (benefit) (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Current
Federal	$—	$—	$53
State	236	331	837
Foreign	(387)	595	280

Total current tax expense (benefit)	(151)	926	1,170

Deferred
Federal	(48,745)	(76)	135
State	(12,903)	223	(397)
Foreign	(224)	48	(223)

Total deferred tax benefit	(61,872)	195	(485)

Total income tax expense (benefit)	$(62,023)	$1,121	$685

Schedule of Reconciliation of Federal Statutory Tax Rate to Company's Effective Tax Rate

A reconciliation of the federal statutory tax rate to the Company’s effective tax rate is as follows:

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Provision at federal statutory tax rate	35.0%	34.0%	34.0%
State income taxes—net of federal tax impact	0.7	5.6	2.1
Foreign income	0.6	(2.0)	(3.3)
Net adjustments to tax accruals and other	0.1	4.6	(4.4)
Valuation allowance	76.5	(49.4)	(32.5)
Stock-based compensation	(30.0)	12.4	(6.7)

Effective tax rate	82.9%	5.2%	(10.8)%

Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	February 2, 2013	January 28, 2012
Current deferred tax assets (liabilities)
Accrued expense	$11,026	$9,970
State tax benefit	(931)	(1,370)
Inventory	14,215	11,121
Deferred revenue	20,144	12,213
Net operating loss carryforwards	12,337	27,166
Construction allowance	(1,698)	(1,037)
Prepaid expense and other	(18,056)	(12,729)

Current deferred tax assets	37,037	45,334
Valuation allowance	(31)	(41,173)

Net current deferred tax assets	37,006	4,161

Non-current deferred tax assets (liabilities)
State tax benefit	(2,040)	(892)
Stock-based compensation	21,231	—
Deferred lease credits	9,687	4,251
Property and equipment	(5,975)	(2,061)
Net operating loss carryforwards	262	7,525
U.S. impact of Canadian transfer pricing	2,091	3,760
Trademarks	(19,361)	(19,275)
Other	1,240	850

Non-current deferred tax assets (liabilities)	7,135	(5,842)
Valuation allowance	(262)	(16,311)

Net non-current deferred tax assets (liabilities)	6,873	(22,153)

Net deferred tax assets (liabilities)	$43,879	$(17,992)

Schedule of Reconciliation of Valuation Allowance

A reconciliation of the valuation allowance is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Balance at beginning of fiscal year	$57,484	$68,318	$65,087
Charged to expense	(57,185)	299	(236)
Net changes in deferred tax assets and liabilities	(6)	(11,133)	3,467

Balance at end of fiscal year	$293	$57,484	$68,318

Schedule of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the exposures related to unrecognized tax benefits is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Balance at beginning of fiscal year	$2,505	$9,015	$8,261
Gross (decreases) increases—prior period tax positions	(57)	—	—
Gross increases (decreases)—current period tax positions	—	(14)	1,048
Consent for accounting method change	—	(6,496)	—
Lapses in statute of limitations	(607)	—	(294)

Balance at end of fiscal year	$1,841	$2,505	$9,015

Stock-Based Compensation (Tables)	12 Months Ended
Feb. 02, 2013
Schedule of Time-Based Unit Activity

The following table presents the time-based unit activity in fiscal 2011 and fiscal 2012:

	Number Of Units	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (In Years)
Outstanding—January 29, 2011	9,801,071	0.61	8.35
Granted	1,626,000	1.28	10.00
Cancelled	(570,426)	0.58	9.53
Forfeited	(567,925)	1.18	9.78

Outstanding—January 28, 2012	10,288,720	0.69	7.43
Granted	—	—	—
Cancelled	(33,000)	0.62	9.36
Forfeited	(253,750)	1.24	9.68
Replaced with common stock	(10,001,970)	0.67	6.65

Outstanding—February 2, 2013	—	—	—

Schedule of Performance-Based Unit Activity

The following table presents the performance-based unit activity in fiscal 2011 and fiscal 2012:

	Number Of Units	Weighted- Average Grant Date Fair Value
Outstanding—January 29, 2011	9,422,384	0.25
Granted	1,069,000	0.48
Cancelled	(762,609)	0.35
Forfeited	(607,000)	0.11

Outstanding—January 28, 2012	9,121,775	0.28
Granted	—	—
Forfeited	(45,000)	0.64
Replaced with common stock	(9,076,775)	0.28

Outstanding—February 2, 2013	—	—

Summary of Stock Option Activity

A summary of stock option activity under the Option Plan and the Stock Incentive Plan for fiscal 2012 is as follows:

	Options	Weighted-Average Exercise Price
Outstanding—January 28, 2012	—	$—
Granted	8,159,577	41.41
Exercised	—	—
Forfeited	—	—

Outstanding—February 2, 2013	8,159,577	$41.41

Summary of Additional Information about Stock Options

A summary of additional information about stock options in fiscal 2012 is as follows:

Weighted-average fair value per share of stock options granted	$6.34
Aggregate intrinsic value of stock options exercised (in thousands)	$—
Fair value of stock options vested (in thousands)	$51,063

Schedule of Stock Options Outstanding, Vested or Expected to Vest, and Exercisable

Information about stock options outstanding, vested or expected to vest, and exercisable as of February 2, 2013 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
$24.00 - $29.00	2,139,425	9.74	$27.52	2,139,425	$27.52
$30.00 - $33.00	66,500	9.89	32.38	—	—
$46.50	5,953,652	9.74	46.50	5,953,652	46.50

Total	8,159,577	9.74	$41.41	8,093,077	$41.48

Vested or expected to vest as of February 2, 2013	8,159,577	9.74	$41.41

Time-based unit [Member]
Weighted Average Assumptions Used to Estimated Fair Value of Units Granted

The fair value of each time-based unit granted in fiscal 2011 was estimated on the date of grant using a Monte Carlo method with the following weighted-average assumptions:

Expected volatility	56%
Expected life (years)	0.8
Risk-free interest rate	0.19%
Dividend yield	—

Performance-based units [Member]
Weighted Average Assumptions Used to Estimated Fair Value of Units Granted

The fair value of each performance-based unit granted in fiscal 2011 was estimated on the date of grant using a Monte Carlo method with the following weighted-average assumptions:

Expected volatility	56%
Expected life (years)	0.8
Risk-free interest rate	0.21%
Dividend yield	—

Commitments and Contingencies (Tables)	12 Months Ended
Feb. 02, 2013
Future Minimum Rental Payments under Leases

The aggregate future minimum rental payments under leases in effect as of February 2, 2013, are as follows (in thousands):

	Capital Leases	Operating Leases	Total
2013	$3,070	$62,343	$65,413
2014	1,414	55,137	56,551
2015	184	47,919	48,103
2016	42	43,497	43,539
2017	—	39,545	39,545
Thereafter	—	224,395	224,395

Minimum lease commitments	4,710	$472,836	$477,546

Less—amount representing interest	(183)

Present value of capital lease obligations	4,527
Less—current capital lease obligations	(2,925)

Long-term capital lease obligations	$1,602

Minimum and Contingent Rental Expense under Operating Leases

Minimum and contingent rental expense under operating leases is as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Operating leases
Minimum rental expense	$52,750	$51,665	$48,801
Contingent rental expense	3,318	1,456	900

Total operating leases	$56,068	$53,121	$49,701

Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Net Revenues

The Company classifies its sales into furniture and non-furniture product lines. Furniture includes both indoor and outdoor furniture from the Company’s business lines. Non-furniture includes lighting, textiles, accessories and home décor. Net revenues in each category were as follows (in thousands):

	Three Months Ended
	May 4, 2013	April 28, 2012
Furniture	$171,373	$113,824
Non-furniture	129,964	104,090

Total net revenues	$301,337	$217,914

The Company classifies its sales into furniture and non-furniture product lines. Furniture includes both indoor and outdoor furniture from the Company’s business lines. Non-furniture includes lighting, textiles, accessories and home décor. Net revenues in each category were as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Furniture	$628,092	$477,730	$339,173
Non-furniture	564,954	480,354	433,579

Total net revenues	$1,193,046	$958,084	$772,752

Selected Quarterly Financial Data (Tables)	12 Months Ended
Feb. 02, 2013
Schedule of Quarterly Financial Data

Quarterly financial data for fiscal 2012 and fiscal 2011 are set forth below (in thousands, except share and per share amounts):

	Three Months Ended
Fiscal 2012	April 28, 2012	July 28, 2012	October 27, 2012	February 2, 2013
Net revenues	$217,914	$292,906	$284,171	$398,055
Gross profit	75,268	114,127	101,880	145,174
Net income (loss)	(3,728)	17,616	1,685	(28,362)

Weighted-average shares used in computing basic and diluted net income (loss) per share	1,000	1,000	1,000	35,692,064

Basic and diluted net income (loss) per share	$(3,728)	$17,616	$1,685	$(0.79)

	Three Months Ended
Fiscal 2011	April 30, 2011	July 30, 2011	October 29, 2011	January 28, 2012
Net revenues	$184,760	$235,623	$232,459	$305,242
Gross profit	63,184	91,246	84,393	117,526
Net income (loss)	(6,218)	7,582	(4,830)	24,054

Weighted-average shares used in computing basic and diluted net income (loss) per share	100	100	674	1,000

Basic and diluted net income (loss) per share	$(62,180)	$75,820	$(7,166)	$24,054

Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended
May 04, 2013
Prepaid Expense and Other Current Assets

Prepaid expense and other current assets consist of the following (in thousands):

	May 4, 2013	February 2, 2013
Prepaid catalog	$83,202	$43,828
Vendor deposits	22,256	20,383
Prepaid expense	14,139	11,479
Other current assets	1,738	1,339

Total prepaid expense and other current assets	$121,335	$77,029

Nature of Business - Additional Information (Detail)	3 Months Ended	12 Months Ended
	May 04, 2013 Store State	Feb. 02, 2013 State Store
Supplemental Guarantor Information [Line Items]
Number of retail stores	70	71
Number of outlet stores	14	13
Number of states	29	28

Organization - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Nov. 07, 2012	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012	Nov. 01, 2012 Reorganization [Member]
Organization [Line Items]
Common stock outstanding		38,108,092	37,967,635	1,000	32,188,891
Common stock, shares issued	4,782,609	38,856,251	38,856,251	1,000
Common stock, per share	$ 24
Common stock sold under initial public offering	381,723
Additional shares sold under initial public offering, over-allotment option	774,650
Gross proceeds from initial public offering	$ 114.8
Net proceeds from initial public offering	106.7
Underwriting discounts and commissions	8.1
Offering costs capitalized	$ 9.1

Change in Accounting Principle - Stock Based Compensation - Components of Company's Consolidated Statement of Operations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues	$ 301,337	$ 398,055	$ 284,171	$ 292,906	$ 217,914	$ 305,242	$ 232,459	$ 235,623	$ 184,760	$ 1,193,046	$ 958,084	$ 772,752
Cost of goods sold	199,460				142,646					756,597	601,735	501,132
Gross profit	101,877	145,174	101,880	114,127	75,268	117,526	84,393	91,246	63,184	436,449	356,349	271,620
Selling, general and administrative expense	101,366				77,365					505,485	329,506	274,836
Income (loss) from operations	511				(2,097)					(69,036)	26,843	(3,216)
Interest expense	(840)				(1,575)					(5,776)	(5,134)	(3,150)
Income (loss) before income taxes	(329)				(3,672)					(74,812)	21,709	(6,366)
Income tax expense	(168)				56					(62,023)	1,121	685
Net income (loss)	(161)	(28,362)	1,685	17,616	(3,728)	24,054	(4,830)	7,582	(6,218)	(12,789)	20,588	(7,051)
Shares used in computing basic and diluted net income (loss) per share	38,076,026	35,692,064	1,000	1,000	1,000	1,000	674	100	100	9,428,828	468	100
Basic and diluted net income (loss) per share	$ 0	$ (0.79)	$ 1,685	$ 17,616	$ (3,728)	$ 24,054	$ (7,166)	$ 75,820	$ (62,180)	$ (1.36)	$ 43,991	$ (70,510)
As Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues											958,084	772,752
Cost of goods sold											601,735	501,132
Gross profit											356,349	271,620
Selling, general and administrative expense											329,753	275,859
Income (loss) from operations											26,596	(4,239)
Interest expense											(5,134)	(3,150)
Income (loss) before income taxes											21,462	(7,389)
Income tax expense											1,121	685
Net income (loss)											20,341	(8,074)
Shares used in computing basic and diluted net income (loss) per share											468	100
Basic and diluted net income (loss) per share											$ 43,464	$ (80,740)
As Revised [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues											958,084	772,752
Cost of goods sold											601,735	501,132
Gross profit											356,349	271,620
Selling, general and administrative expense											329,506	274,836
Income (loss) from operations											26,843	(3,216)
Interest expense											(5,134)	(3,150)
Income (loss) before income taxes											21,709	(6,366)
Income tax expense											1,121	685
Net income (loss)											$ 20,588	$ (7,051)
Shares used in computing basic and diluted net income (loss) per share											468	100
Basic and diluted net income (loss) per share											$ 43,991	$ (70,510)

Change in Accounting Principle - Stock Based Compensation - Change in Accounting Method and Its Impact on Key Components of Company's Condensed Consolidated Balance Sheets (Detail) (USD $)
In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Stockholders' equity:
Common stock, zero par value, 1,000 shares authorized, 1,000 shares issued and outstanding	$ 4	$ 4
Additional paid-in capital	509,514	505,883	292,011
Accumulated other comprehensive income	1,180	1,211	1,150
Accumulated deficit	(55,648)	(55,487)	(42,698)
Total stockholders' equity	455,050	451,611	250,463	215,804	221,079
As Reported [Member]
Stockholders' equity:
Common stock, zero par value, 1,000 shares authorized, 1,000 shares issued and outstanding
Additional paid-in capital			293,281
Accumulated other comprehensive income			1,150
Accumulated deficit			(43,968)
Total stockholders' equity			250,463
As Revised [Member]
Stockholders' equity:
Common stock, zero par value, 1,000 shares authorized, 1,000 shares issued and outstanding
Additional paid-in capital			292,011
Accumulated other comprehensive income			1,150
Accumulated deficit			(42,698)
Total stockholders' equity			$ 250,463

Change in Accounting Principle - Stock Based Compensation - Change in Accounting Method and Its Impact on Key Components of Company's Condensed Consolidated Balance Sheets (Parenthetical) (Detail) (USD $)
	May 04, 2013	Feb. 02, 2013	Nov. 07, 2012	Jan. 28, 2012
Effect Of Change In Accounting Principle On Condensed Consolidated Balance Sheet [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0
Common stock, shares authorized	180,000,000	180,000,000		1,000
Common stock, shares issued	38,856,251	38,856,251	4,782,609	1,000
Common stock, shares outstanding	38,108,092	37,967,635		1,000
As Reported [Member]
Effect Of Change In Accounting Principle On Condensed Consolidated Balance Sheet [Line Items]
Common stock, par value				$ 0
Common stock, shares authorized				1,000
Common stock, shares issued				1,000
Common stock, shares outstanding				1,000
As Revised [Member]
Effect Of Change In Accounting Principle On Condensed Consolidated Balance Sheet [Line Items]
Common stock, par value				$ 0
Common stock, shares authorized				1,000
Common stock, shares issued				1,000
Common stock, shares outstanding				1,000

Significant Accounting Policies - Additional Information (Detail)	3 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	May 04, 2013 USD ($)	Oct. 27, 2012 USD ($)	Jul. 28, 2012 USD ($)	Apr. 28, 2012 USD ($)	Feb. 02, 2013 USD ($) Accounts	Jan. 28, 2012 USD ($)	Jan. 29, 2011 USD ($)	Feb. 02, 2013 CAD	Feb. 02, 2013 Former executives [Member] USD ($)	Feb. 02, 2013 Former executives [Member] USD ($)	Feb. 02, 2013 Bonus payments to employees [Member] USD ($)	Feb. 02, 2013 Bonus payments to employees [Member] USD ($)	Feb. 02, 2013 Board of Directors Chairman [Member]	Feb. 02, 2013 Equity grants [Member] USD ($)	Feb. 02, 2013 Equity grants [Member] USD ($)	Feb. 02, 2013 Performance-based vesting shares [Member] USD ($)	Feb. 02, 2013 Performance-based vesting shares [Member] USD ($)	Feb. 02, 2013 Restoration Hardware Holdings, Inc [Member]
Summary Of Accounting Policies [Line Items]
Cash and cash equivalents liquid investment maturity date																		Three months or less
Cash and cash equivalent, FDIC insured amount					$ 250,000
Cash and cash equivalent, CDIC insured amount								100,000
Number of bank account balances in excess of FDIC insurance limit					2
Number of bank account balances in excess of CDIC insurance limit					1
Inventory reserve balances					5,900,000	5,600,000
Prepaid expense and other current assets	83,202,000				43,828,000	28,608,000
Advertising costs					98,800,000	66,900,000	56,100,000
Impairment to goodwill					0	0	0
Impairment to trademarks					0	0	0
Impairment charge on long-lived assets					0	0	2,100,000
Capital lease conditions					(i) the ownership of the leased property is transferred to the lessee by the end of the lease term, (ii) there is a bargain purchase option, (iii) the lease term is at least 75% of the property's estimated remaining economic life or (iv) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property.
Customer deposit					50.00%
Revenue recognition, gift cards, breakage					1,800,000	3,200,000	3,000,000
Assumed dividend yield					0
Mr. Friedman's unvested stock	1,185,511				1,185,511								1,185,511
Non-cash compensation charge	3,631,000			387,000	116,183,000	1,557,000	1,119,000							92,000,000	92,000,000	23,100,000	23,100,000
Management fee					7,000,000
Selling, general and administrative expenses	101,366,000			77,365,000	505,485,000	329,506,000	274,836,000		2,200,000	2,200,000	1,300,000	1,300,000
Payment for legal and other professional fees		$ 2,800,000	$ 2,000,000		$ 4,800,000

Significant Accounting Policies - Schedule of Property and Equipment Useful Life (Detail)	12 Months Ended
Feb. 02, 2013
Building [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	40 years
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	3 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	3 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	3 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	7 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	5 years

Significant Accounting Policies - Summary of Allowance for Sales Returns, Net of Cost of Goods Sold (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Accounting Policy [Line Items]
Balance at beginning of fiscal year	$ 3,181	$ 3,403	$ 3,145
Provision for sales returns	134,909	102,875	83,393
Actual sales returns	(132,884)	(103,097)	(83,135)
Balance at end of fiscal year	$ 5,206	$ 3,181	$ 3,403

Prepaid Expenses and Other Current Assets - Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid catalog	$ 83,202	$ 43,828	$ 28,608
Vendor deposits	22,256	20,383	9,399
Prepaid expense	14,139	11,479	8,923
Other current assets	1,738	1,339	5,640
Total prepaid expense and other current assets	$ 121,335	$ 77,029	$ 52,570

Property and Equipment - Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013		Jan. 28, 2012
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		$ 238,211		$ 185,592
Less-accumulated depreciation and amortization		(126,805)		(102,034)
Total property and equipment-net	123,091	111,406		83,558
Leasehold improvements [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		155,338	[1]	118,898	[1]
Computer software [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		33,459		27,194
Furniture, fixtures and equipment [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		27,076		16,166
Machinery and equipment [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		8,866		4,823
Land [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		2,388		2,388
Building [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		2,205		2,205
Equipment under capital leases [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment		8,879	[2]	13,918	[2]
Less-accumulated depreciation and amortization		$ (6,800)		$ (8,500)

[1]	Leasehold improvements include construction in progress of $25.9 million and $9.1 million as of February 2, 2013, and January 28, 2012, respectively.
[2]	Accumulated depreciation and amortization include accumulated amortization related to equipment under capital leases of $6.8 million and $8.5 million as of February 2, 2013, and January 28, 2012, respectively.

Property and Equipment - Schedule of Property and Equipment (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013		Jan. 28, 2012
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	$ 238,211		$ 185,592
Accumulated depreciation and amortization	126,805		102,034
Equipment under capital leases [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	8,879	[1]	13,918	[1]
Accumulated depreciation and amortization	6,800		8,500
Construction in progress [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	$ 25,900		$ 9,100

[1]	Accumulated depreciation and amortization include accumulated amortization related to equipment under capital leases of $6.8 million and $8.5 million as of February 2, 2013, and January 28, 2012, respectively.

Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 24.3	$ 26.2	$ 27.8

Goodwill and Intangible Assets - Goodwill and Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013		Jan. 28, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 184,127	$ 184,421		$ 185,362
Accumulated Amortization	(13,075)	(12,863)		(11,742)
Foreign Currency Translation	343	364		358
Net Book Value	171,395	171,922		173,978
Core technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,580	6,580		6,580
Accumulated Amortization	(6,470)	(6,141)		(4,825)
Foreign Currency Translation
Net Book Value	110	439		1,755
Useful Life	5 years	5 years		5 years
Fair market write-up [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,443	10,737		11,988
Accumulated Amortization	(8,466)	(8,511)		(8,365)
Foreign Currency Translation	47	48		48
Net Book Value	2,024	2,274		3,671
Fair market write-down [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	(2,591)	(2,591)		(2,591)
Accumulated Amortization	1,861	1,789		1,448
Foreign Currency Translation
Net Book Value	(730) [1]	(802)	[2]	(1,143)	[2]
Total intangible assets subject to amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	14,432	14,726		15,977
Accumulated Amortization	(13,075)	(12,863)		(11,742)
Foreign Currency Translation	47	48		48
Net Book Value	1,404	1,911		4,283
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	122,285	122,285		122,285
Accumulated Amortization
Foreign Currency Translation	296	316		310
Net Book Value	122,581	122,601		122,595
Trademarks and domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	47,410	47,410		47,100
Accumulated Amortization
Foreign Currency Translation
Net Book Value	$ 47,410	$ 47,410		$ 47,100

[1]	The fair market write-down of leases is included in other long-term obligations on the condensed consolidated balance sheets.
[2]	The fair market write-down of leases is included in other long-term obligations on the consolidated balance sheets.

Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 2.4	$ 2.8	$ 3.4

Goodwill and Intangible Assets - Schedule of Remaining Amortization of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013
Finite-Lived Intangible Assets [Line Items]
2013	$ 1,128
2014	613
2015	95
2016	56
2017	19
Total amortization	$ 1,911

Accounts Payable, Accrued Expenses and Other Current Liabilities - Accounts Payable and Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012
Accounts Payable And Accrued Liabilities [Line Items]
Accounts payable	$ 74,712	$ 81,608	$ 47,440
Accrued freight and duty	15,866	17,639	8,896
Accrued compensation	22,386	16,621	21,168
Accrued sales taxes	10,727	12,783	8,472
Accrued catalog costs	42,548	6,906	7,176
Accrued occupancy	5,869	5,842	6,203
Accrued professional fees	3,897	2,114	2,494
Other accrued expenses	3,415	1,840	3,845
Total accounts payable and accrued expenses	$ 179,420	$ 145,353	$ 105,694

Accounts Payable, Accrued Expenses and Other Current Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012
Accounts Payable And Accrued Liabilities [Line Items]
Accounts payable included negative cash balances	$ 9.8	$ 28.1	$ 12.4

Accounts Payable, Accrued Expenses and Other Current Liabilities - Schedule of Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Schedule Of Other Current Liabilities [Line Items]
Unredeemed gift certificate and merchandise credit liability		$ 18,435	$ 20,742
Allowance for sales returns		5,206	3,181	3,403	3,145
Capital lease obligation-current		2,925	4,114
Other liabilities		5,862	2,824
Total other current liabilities	$ 32,666	$ 32,428	$ 30,861

Line of Credit and Term Loan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended		3 Months Ended	12 Months Ended
	Nov. 07, 2012	Nov. 01, 2012	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012	Jul. 30, 2011
Line Of Credit Facility Covenant Compliance [Line Items]
Revolving line of credit current borrowing capacity						$ 190
Unamortized deferred financing fees				0.2
Date of maturity				Aug 3, 2016
Revolving line of credit current borrowing capacity				417.5
Term loan facility repaid				15
Maturity date of term loan facility				Jul 6, 2015
Increase in revolving line of credit		100
Payments to revolving line of credit	75.7
Repayment of outstanding term loan	15
Term loan, expensed the remaining debt issuance costs	0.2
Weighted-average interest rate for the revolving line of credit			2.74%	2.50%
Outstanding revolving line of credit			114	82.5
Undrawn borrowing availability under the revolving line of credit			138.5	188.5
Outstanding letters of credit			20.2	19.5	6.9
Fixed charge coverage ratio covenant, fixed amount available under revolving line of credit				17.5
Fixed charge coverage ratio covenant, percentage of commitments or domestic borrowing base				10.00%
Fixed charge coverage ratio				1
Availability under revolving line of credit for extensions of credit, fixed amount				20
Availability under revolving line of credit for extensions of credit, percentage of commitments or domestic borrowing base				15.00%
Restoration Hardware Canada, Inc [Member]
Line Of Credit Facility Covenant Compliance [Line Items]
Revolving line of credit current borrowing capacity				$ 10

Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Current
Current, Federal					$ 53
Current, State			236	331	837
Current, Foreign			(387)	595	280
Total current tax expense (benefit)			(151)	926	1,170
Deferred
Deferred, Federal			(48,745)	(76)	135
Deferred, State			(12,903)	223	(397)
Deferred, Foreign			(224)	48	(223)
Total deferred tax benefit			(61,872)	195	(485)
Total income tax expense (benefit)	$ (168)	$ 56	$ (62,023)	$ 1,121	$ 685

Income Taxes - Schedule of Reconciliation of Federal Statutory Tax Rate to Company's Effective Tax Rate (Detail)	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Provision at federal statutory tax rate			35.00%	34.00%	34.00%
State income taxes-net of federal tax impact			0.70%	5.60%	2.10%
Foreign income			0.60%	(2.00%)	(3.30%)
Net adjustments to tax accruals and other			0.10%	4.60%	(4.40%)
Valuation allowance			76.50%	(49.40%)	(32.50%)
Stock-based compensation			(30.00%)	12.40%	(6.70%)
Effective tax rate	51.06%	(1.51%)	82.90%	5.20%	(10.80%)

Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Current deferred tax assets (liabilities)
Accrued expense	$ 11,026	$ 9,970
State tax benefit	(931)	(1,370)
Inventory	14,215	11,121
Deferred revenue	20,144	12,213
Net operating loss carryforwards	12,337	27,166
Construction allowance	(1,698)	(1,037)
Prepaid expense and other	(18,056)	(12,729)
Current deferred tax assets	37,037	45,334
Valuation allowance	(31)	(41,173)
Net current deferred tax assets	37,006	4,161
Non-current deferred tax assets (liabilities)
State tax benefit	(2,040)	(892)
Stock-based compensation	21,231
Deferred lease credits	9,687	4,251
Property and equipment	(5,975)	(2,061)
Net operating loss carryforwards	262	7,525
U.S. impact of Canadian transfer pricing	2,091	3,760
Trademarks	(19,361)	(19,275)
Other	1,240	850
Non-current deferred tax assets (liabilities)	7,135	(5,842)
Valuation allowance	(262)	(16,311)
Net non-current deferred tax assets (liabilities)	6,873	(22,153)
Net deferred tax assets (liabilities)	$ 43,879	$ (17,992)

Income Taxes - Schedule of Reconciliation of Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	May 04, 2013
Valuation Allowance [Line Items]
Balance at beginning of fiscal year	$ 57,484	$ 68,318	$ 65,087	$ 300
Charged to expense	(57,185)	299	(236)
Net changes in deferred tax assets and liabilities	(6)	(11,133)	3,467
Balance at end of fiscal year	$ 293	$ 57,484	$ 68,318	$ 300

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Income Tax Contingency [Line Items]
Cumulative profitability position			3 years
Net changes in deferred tax assets and liabilities			$ (6,000)	$ (11,133,000)	$ 3,467,000
Valuation allowance retained against deferred tax asset	300,000		293,000	57,484,000	68,318,000	65,087,000
Federal net operating loss carryovers			28,300,000
State net operating loss carryovers			31,600,000
Expiration of federal and state net operating loss carryovers			The federal and state net operating loss carryovers will expire between 2014 and 2031.
Ownership equity method percentage			50.00%
Unrecognized tax benefits	1,800,000		1,800,000	2,500,000
Exposures related to unrecognized tax benefits	300,000		300,000
Period of unrecognized tax benefits change	12 months		12 months
Accrued penalties and interest expenses	500,000		500,000	1,300,000
Impact of change on increment of tax liability			4 years
Decrease in unrecognized tax benefits				6,496,000
Effective income tax rate	51.06%	(1.51%)	82.90%	5.20%	(10.80%)
U.S. [Member]
Income Tax Contingency [Line Items]
Net changes in deferred tax assets and liabilities			$ 57,200,000

Income Taxes - Schedule of Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance at beginning of fiscal year	$ 2,505	$ 9,015	$ 8,261
Gross (decreases) increases-prior period tax positions	(57)
Gross increases (decreases)-current period tax positions		(14)	1,048
Consent for accounting method change		(6,496)
Lapses in statute of limitations	(607)		(294)
Balance at end of fiscal year	$ 1,841	$ 2,505	$ 9,015

Earnings Per Share - Additional Information (Detail)	1 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended
	Nov. 07, 2012	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Nov. 01, 2012 Reorganization [Member]	May 04, 2013 Stock option [Member]	Feb. 02, 2013 Stock option [Member]	May 04, 2013 Restricted stock [Member]
Earnings Per Share [Line Items]
Common stock outstanding		38,108,092	37,967,635	1,000		32,188,891
Common stock issued and sold in connection initial public offering	4,782,609
Number of shares outstanding				1,000	100
Options and restricted stock units excluded from calculation of diluted net loss per share							8,246,577	6,020,152	41,713

Stock-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended					3 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended								3 Months Ended	12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Nov. 07, 2012	May 20, 2013 Subsequent Event [Member]	May 04, 2013 2012 Equity Replacement Plan [Member]	Feb. 02, 2013 2012 Equity Replacement Plan [Member] D	Feb. 02, 2013 2012 Equity Replacement Plan [Member]	May 31, 2013 2012 Equity Replacement Plan [Member] Subsequent Event [Member]	Apr. 16, 2013 2012 Equity Replacement Plan [Member] Subsequent Event [Member]	Feb. 02, 2013 Stock Options [Member]	May 04, 2013 2012 Stock Option and 2012 Incentive Plan [Member]	Feb. 02, 2013 2012 Stock Option and 2012 Incentive Plan [Member]	Feb. 02, 2013 Stock Incentive Plans [Member]	May 04, 2013 Time-based unit [Member]	Apr. 28, 2012 Time-based unit [Member]	Feb. 02, 2013 Time-based unit [Member]	Jan. 28, 2012 Time-based unit [Member]	Jan. 29, 2011 Time-based unit [Member]	Feb. 02, 2013 Performance-based units [Member]	Feb. 02, 2013 Resale restrictions [Member] D	Feb. 02, 2013 Resale restrictions [Member] Stock Options [Member]	Feb. 02, 2013 Resale restriction after offer date [Member]	Feb. 02, 2013 Resale restriction after offer date [Member] Stock Options [Member]	May 04, 2013 Restricted stock [Member] 2012 Equity Replacement Plan [Member] D	Feb. 02, 2013 Restricted stock [Member] 2012 Equity Replacement Plan [Member] D	Feb. 02, 2013 Restricted stock units awards [Member] Stock Incentive Plans [Member] Board of Directors [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Shares vested period																	5 years		5 years								36 months	36 months
Non-cash compensation charge	$ 3,631,000	$ 387,000	$ 116,183,000	$ 1,557,000	$ 1,119,000					$ 39,100,000								$ 400,000	$ 1,100,000	$ 1,600,000	$ 1,100,000	$ 800,000
Resale restrictions period													20 years										20 years
Lapse of shares																							818,209	875,389	1,523,041	5,953,652
Common stock, value																							$ 46.5				$ 46.5	$ 46.5
Consecutive trading days									10														10				10	10
Shares received								1,331,548	1,331,548	1,331,548	748,159																1,331,548	1,331,548
Common stock, price per share									$ 31	$ 31																	$ 31	$ 31
Additional shares received									512,580			140,457															512,580	512,580
Initial public offering price, per share						$ 24	$ 50																				$ 24	$ 24
Mr. Friedman unvested stock	1,185,511		1,185,511
Restricted shares vested, issued								140,457	442,932	442,932
Non-cash compensation charge								3,400,000	12,500,000	10,600,000	26,500,000	3,400,000
Unrecognized compensation expense			500,000						16,400,000	16,400,000
Common stock shares issued			8,159,577										6,829,041			1,264,036													40,623
Exercise price per share																								$ 29		$ 46.5
Common stock, value, minimum													$ 50.75
Common stock, value, maximum													$ 111.25
Weighted-average exercise price			$ 41.41													$ 26.5
Unrecognized compensation expense															52,000,000
Total number of units issuable															11,900,671
Number of units available for future issuance															3,700,471
Aggregate intrinsic value of options outstanding														24,900,000	18,900,000
Aggregate intrinsic value of options vested or expected to vest														24,900,000	18,900,000
Aggregate intrinsic value of options exercisable														$ 24,100,000	$ 18,600,000
Weighted-average remaining contractual life of options exercisable														9 years 6 months	9 years 8 months 27 days
Unrecognized compensation expense related to unvested options period for recognition			3 years 9 months 18 days

Stock-Based Compensation - Schedule of Time-Based Unit Activity (Detail) (Time-based unit [Member], USD $)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Time-based unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Units, Outstanding, Beginning balance	10,288,720	9,801,071
Number Of Units, Granted		1,626,000
Number Of Units, Cancelled	(33,000)	(570,426)
Number Of Units, Forfeited	(253,750)	(567,925)
Number Of Units, Replaced with common stock	(10,001,970)
Number Of Units, Outstanding, Ending balance		10,288,720	9,801,071
Weighted Average Grant Date Fair Value, Outstanding, Beginning balance	$ 0.69	$ 0.61
Weighted Average Grant Date Fair Value, Granted		$ 1.28
Weighted Average Grant Date Fair Value, Cancelled	$ 0.62	$ 0.58
Weighted Average Grant Date Fair Value, Forfeited	$ 1.24	$ 1.18
Weighted Average Grant Date Fair Value, Replaced with common stock	$ 0.67
Weighted Average Grant Date Fair Value, Outstanding, Ending balance		$ 0.69	$ 0.61
Weighted Average Remaining Contractual Life, Granted		10 years
Weighted Average Remaining Contractual Life, Cancelled	9 years 4 months 10 days	9 years 6 months 11 days
Weighted Average Remaining Contractual Life, Forfeited	9 years 8 months 5 days	9 years 9 months 11 days
Weighted Average Remaining Contractual Life, Replaced with common stock	6 years 7 months 24 days
Weighted Average Remaining Contractual Life, Outstanding		7 years 5 months 5 days	8 years 4 months 6 days

Stock-Based Compensation - Weighted Average Assumptions Used to Estimated Fair Value of Units Granted (Detail)	12 Months Ended
Jan. 28, 2012
Time-based unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	56.00%
Expected life (years)	9 months 18 days
Risk-free interest rate	0.19%
Dividend yield
Performance-based units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	56.00%
Expected life (years)	9 months 18 days
Risk-free interest rate	0.21%
Dividend yield

Stock-Based Compensation - Schedule of Performance-Based Unit Activity (Detail) (Performance-based units [Member], USD $)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012
Performance-based units [Member]
Schedule Of Share Based Compensation Arrangement [Line Items]
Number Of Units, Outstanding, Beginning balance	9,121,775	9,422,384
Number Of Units, Granted		1,069,000
Number Of Units, Cancelled		(762,609)
Number Of Units, Forfeited	(45,000)	(607,000)
Number Of Units, Replaced with common stock	(9,076,775)
Number Of Units, Outstanding, Ending balance		9,121,775
Weighted Average Grant Date Fair Value, Outstanding, Beginning balance	$ 0.28	$ 0.25
Weighted Average Grant Date Fair Value, Granted		$ 0.48
Weighted Average Grant Date Fair Value, Cancelled		$ 0.35
Weighted Average Grant Date Fair Value, Forfeited	$ 0.64	$ 0.11
Weighted Average Grant Date Fair Value, Replaced with common stock	$ 0.28
Weighted Average Grant Date Fair Value, Outstanding, Ending balance		$ 0.28

Stock-Based Compensation - Schedule of Stock Option Activity (Detail) (USD $)	12 Months Ended
Feb. 02, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning
Options, Granted	8,159,577
Options, Exercised
Options, Forfeited
Outstanding, Ending	8,159,577
Weighted-Average Exercise Price, Outstanding
Weighted-Average Exercise Price, Granted	$ 41.41
Weighted-Average Exercise Price, Exercised
Weighted-Average Exercise Price, Forfeited
Weighted-Average Exercise Price, Outstanding	$ 41.41

Stock-Based Compensation - Summary of Additional Information about Stock Options (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Feb. 02, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value per share of stock options granted	$ 6.34
Aggregate intrinsic value of stock options exercised (in thousands)
Fair value of stock options vested (in thousands)	$ 51,063

Stock-Based Compensation - Schedule of Stock Options Outstanding, Vested or Expected to Vest, and Exercisable (Detail) (USD $)	12 Months Ended
Feb. 02, 2013
Schedule Of Share Based Compensation Arrangements [Line Items]
Options Outstanding, Number of Options	8,159,577
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	9 years 8 months 27 days
Options Outstanding, Weighted-Average Exercise Price	$ 41.41
Options Exercisable, Number of Options	8,093,077
Options Exercisable, Weighted-Average Exercise Price	$ 41.48
Vested or expected to vest as of February 2, 2013, Number of Options	8,159,577
Vested or expected to vest as of February 2, 2013, Weighted-Average Remaining Contractual Life (in years)	9 years 8 months 27 days
Vested or expected to vest as of February 2, 2013, Weighted-Average Exercise Price	$ 41.41
Range of Exercise Prices $24.00 - $29.00 [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Range of Exercise Prices, Lower	$ 24
Range of Exercise Prices, Upper	$ 29
Options Outstanding, Number of Options	2,139,425
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	9 years 8 months 27 days
Options Outstanding, Weighted-Average Exercise Price	$ 27.52
Options Exercisable, Number of Options	2,139,425
Options Exercisable, Weighted-Average Exercise Price	$ 27.52
Range of Exercise Prices $30.00 - $33.00 [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Range of Exercise Prices, Lower	$ 30
Range of Exercise Prices, Upper	$ 33
Options Outstanding, Number of Options	66,500
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	9 years 10 months 21 days
Options Outstanding, Weighted-Average Exercise Price	$ 32.38
Options Exercisable, Number of Options
Options Exercisable, Weighted-Average Exercise Price
Range of Exercise Prices $46.50 [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Range of Exercise Prices, Upper	$ 46.5
Options Outstanding, Number of Options	5,953,652
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	9 years 8 months 27 days
Options Outstanding, Weighted-Average Exercise Price	$ 46.5
Options Exercisable, Number of Options	5,953,652
Options Exercisable, Weighted-Average Exercise Price	$ 46.5

Employee Benefit Plans - Additional Information (Detail)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Employee Benefit Plans [Line Items]
Employer's contribution to 401(k) plan	0.00%	0.00%	0.00%
Maximum [Member]
Employee Benefit Plans [Line Items]
Employee's contribution to 401(k) plan	50.00%

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended			3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended						12 Months Ended
	Oct. 20, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	May 31, 2010	Sep. 30, 2011 Class B Prime units [Member]	Sep. 30, 2011 Chairman and Co-Chief Executive Officer [Member]	Sep. 30, 2011 Chief Operating Officer [Member]	Oct. 29, 2011 Executive compensation [Member]	Feb. 02, 2013 Executive compensation [Member]	Jan. 28, 2012 Executive compensation [Member]	Jan. 29, 2011 Executive compensation [Member]	Apr. 30, 2011 Home Holdings [Member]	Feb. 02, 2013 Home Holdings [Member]	Jan. 28, 2012 Home Holdings [Member]	May 31, 2010 Home Holdings [Member]	Dec. 31, 2008 Home Holdings [Member]	Feb. 02, 2013 Catterton's [Member]	Feb. 02, 2013 Glenhill's [Member]	Jan. 28, 2012 Restoration Hardware Holdings, Inc [Member]	Feb. 02, 2013 Tower Three [Member]	Oct. 20, 2012 Tranche One [Member]	Oct. 20, 2012 Tranche Two [Member]
Related Party Transaction [Line Items]
Parent Company's investment in initial public offering	$ 5,000,000																					$ 2,500,000	$ 2,500,000
Advisory services agreement period	5 years
Additional renewal period of agreement	5 years
Annual management fee percentage																		1.50%	1.00%
Payment of additional fees upon termination in connection with initial public offering																		3,300,000	600,000		3,100,000
Management fees paid		3,900,000	9,900,000	3,900,000											6,000,000					3,900,000
Executive loans with Home Holdings																4,000,000	1,000,000
Ownership equity in Home Holdings		50.00%														1.40%	0.30%
Executive loans interest rate		8.00%
Reduced interest rate on loan amendment					5.00%
Executive loans maturity date		Jul 6, 2015												Dec 31, 2015
Additional loan from Home Holdings													600,000	5,000,000
Additional ownership interest														1.70%
Principle amount of loans, including accrued interest							6,559,877	620,712
Capital contribution									$ 6,400,000		$ 6,350,000
Executive loans interest rate					5.00%								5.00%
Unvested restricted stock surrendered						300,000

Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Feb. 02, 2013	May 04, 2013
Commitment And Contingencies [Line Items]
Lease expiration year	2027
Off balance sheet commitments	$ 0	$ 0

Commitments and Contingencies - Future Minimum Rental Payments under Leases (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Commitment And Contingencies [Line Items]
2013, Capital Leases	$ 3,070
2014, Capital Leases	1,414
2015, Capital Leases	184
2016, Capital Leases	42
2017, Capital Leases
Thereafter, Capital Leases
Minimum lease commitments, Capital Leases	4,710
Less-amount representing interest	(183)
Present value of capital lease obligations	4,527
Less-current capital lease obligations	(2,925)	(4,114)
Long-term capital lease obligations	1,602
2013, Operating Leases	62,343
2014, Operating Leases	55,137
2015, Operating Leases	47,919
2016, Operating Leases	43,497
2017, Operating Leases	39,545
Thereafter, Operating Leases	224,395
Minimum lease commitments, Operating Leases	472,836
2013, Total	65,413
2014, Total	56,551
2015, Total	48,103
2016, Total	43,539
2017, Total	39,545
Thereafter, Total	224,395
Minimum lease commitments, Total	$ 477,546

Commitments and Contingencies - Minimum and Contingent Rental Expense under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Operating leases
Minimum rental expense	$ 52,750	$ 51,665	$ 48,801
Contingent rental expense	3,318	1,456	900
Total operating leases	$ 56,068	$ 53,121	$ 49,701

Segment Reporting - Net Revenues (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Segment Reporting Information [Line Items]
Total net revenues	$ 301,337	$ 217,914	$ 1,193,046	$ 958,084	$ 772,752
Furniture [Member]
Segment Reporting Information [Line Items]
Total net revenues	171,373	113,824	628,092	477,730	339,173
Non-furniture [Member]
Segment Reporting Information [Line Items]
Total net revenues	$ 129,964	$ 104,090	$ 564,954	$ 480,354	$ 433,579

Segment Reporting - Additional Information (Detail)	3 Months Ended		12 Months Ended
	May 04, 2013 Customer Segment	Apr. 28, 2012 Segment Customer	Feb. 02, 2013 Customer	Jan. 28, 2012 Customer	Jan. 29, 2011 Customer
Segment Reporting Information [Line Items]
Number of customers accounted for more than 10% of Company's revenues	0	0	0	0	0
Portion of specified customers portion in total revenues	10.00%	10.00%	10.00%	10.00%	10.00%
Number of operating segment	1	1

Retail Store Closures and Office Restructuring - Additional Information (Detail) (USD $)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jul. 30, 2011 Store
Restructuring Cost and Reserve [Line Items]
Restructuring related costs		$ 1,600,000
Liabilities related to office restructuring	0
Number of retail store locations closed			4
Exit related costs		3,200,000
Income related to a change in estimate of liabilities related to closed stores	400,000
Liabilities existing under lease agreements	4,527,000
Retail Store Closures [Member]
Restructuring Cost and Reserve [Line Items]
Liabilities existing under lease agreements	$ 300,000

Selected Quarterly Financial Data - Schedule of Quarterly Financial Data (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Selected Quarterly Financial Data [Line Items]
Net revenues	$ 301,337	$ 398,055	$ 284,171	$ 292,906	$ 217,914	$ 305,242	$ 232,459	$ 235,623	$ 184,760	$ 1,193,046	$ 958,084	$ 772,752
Gross profit	101,877	145,174	101,880	114,127	75,268	117,526	84,393	91,246	63,184	436,449	356,349	271,620
Net income (loss)	$ (161)	$ (28,362)	$ 1,685	$ 17,616	$ (3,728)	$ 24,054	$ (4,830)	$ 7,582	$ (6,218)	$ (12,789)	$ 20,588	$ (7,051)
Weighted-average shares used in computing basic and diluted net income (loss) per share	38,076,026	35,692,064	1,000	1,000	1,000	1,000	674	100	100	9,428,828	468	100
Basic and diluted net income (loss) per share	$ 0	$ (0.79)	$ 1,685	$ 17,616	$ (3,728)	$ 24,054	$ (7,166)	$ 75,820	$ (62,180)	$ (1.36)	$ 43,991	$ (70,510)

Selected Quarterly Financial Data - Additional Information (Detail) (USD $)	3 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Oct. 29, 2011 Executive compensation [Member]	Feb. 02, 2013 Executive compensation [Member]	Jan. 28, 2012 Executive compensation [Member]	Jan. 29, 2011 Executive compensation [Member]	Feb. 02, 2013 U.S. [Member]	Feb. 02, 2013 Former executives [Member]	Feb. 02, 2013 Former executives [Member]	Feb. 02, 2013 Bonus payments to employees [Member]	Feb. 02, 2013 Bonus payments to employees [Member]	Feb. 02, 2013 Equity grants [Member]	Feb. 02, 2013 Equity grants [Member]	Feb. 02, 2013 Performance-based vesting shares [Member]	Feb. 02, 2013 Performance-based vesting shares [Member]
Schedule Of Quarterly Financial Data [Line Items]
Non-cash compensation charge	$ 3,631,000				$ 387,000	$ 116,183,000	$ 1,557,000	$ 1,119,000										$ 92,000,000	$ 92,000,000	$ 23,100,000	$ 23,100,000
Management fee		7,000,000
Selling, general and administrative expenses	101,366,000				77,365,000	505,485,000	329,506,000	274,836,000						2,200,000	2,200,000	1,300,000	1,300,000
Increased in tariff obligations		3,300,000
Cumulative profitability position						3 years
Net changes in deferred tax assets and liabilities						(6,000)	(11,133,000)	3,467,000					57,200,000
Payment for legal and other professional fees			2,800,000	2,000,000		4,800,000
Capital contribution									$ 6,400,000		$ 6,350,000

The Company - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	May 04, 2013 Store State	Feb. 02, 2013 State Store	Nov. 07, 2012	Jan. 28, 2012	May 20, 2013 Subsequent Event [Member]	Nov. 01, 2012 Reorganization [Member]
Organization [Line Items]
Number of retail stores	70	71
Number of outlet stores	14	13
Number of states	29	28
Common stock outstanding	38,108,092	37,967,635		1,000		32,188,891
Common stock, shares issued	38,856,251	38,856,251	4,782,609	1,000	9,974,985
Common stock, per share			$ 24		$ 50
Common stock sold under initial public offering			381,723
Additional shares sold under initial public offering, over-allotment option			774,650
Common stock sold under follow-on offering					1,301,085

Change in Accounting Principle-Stock-Based Compensation - Components of Company's Consolidated Statements of Operations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues	$ 301,337	$ 398,055	$ 284,171	$ 292,906	$ 217,914	$ 305,242	$ 232,459	$ 235,623	$ 184,760	$ 1,193,046	$ 958,084	$ 772,752
Cost of goods sold	199,460				142,646					756,597	601,735	501,132
Gross profit	101,877	145,174	101,880	114,127	75,268	117,526	84,393	91,246	63,184	436,449	356,349	271,620
Selling, general and administrative expense	101,366				77,365					505,485	329,506	274,836
Loss from operations	511				(2,097)					(69,036)	26,843	(3,216)
Interest expense	(840)				(1,575)					(5,776)	(5,134)	(3,150)
Loss before income taxes	(329)				(3,672)					(74,812)	21,709	(6,366)
Income tax expense	(168)				56					(62,023)	1,121	685
Net loss	(161)	(28,362)	1,685	17,616	(3,728)	24,054	(4,830)	7,582	(6,218)	(12,789)	20,588	(7,051)
Shares used in computing basic and diluted net loss per share	38,076,026	35,692,064	1,000	1,000	1,000	1,000	674	100	100	9,428,828	468	100
Basic and diluted net loss per share	$ 0	$ (0.79)	$ 1,685	$ 17,616	$ (3,728)	$ 24,054	$ (7,166)	$ 75,820	$ (62,180)	$ (1.36)	$ 43,991	$ (70,510)
Graded Method [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues					217,914
Cost of goods sold					142,646
Gross profit					75,268
Selling, general and administrative expense					77,401
Loss from operations					(2,133)
Interest expense					(1,575)
Loss before income taxes					(3,708)
Income tax expense					56
Net loss					(3,764)
Shares used in computing basic and diluted net loss per share					1,000
Basic and diluted net loss per share					$ (3,764)
Straight-Line Method [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues					217,914
Cost of goods sold					142,646
Gross profit					75,268
Selling, general and administrative expense					77,365
Loss from operations					(2,097)
Interest expense					(1,575)
Loss before income taxes					(3,672)
Income tax expense					56
Net loss					$ (3,728)
Shares used in computing basic and diluted net loss per share					1,000
Basic and diluted net loss per share					$ (3,728)

Stock-Based Compensation - 2012 Equity Replacement Plan - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended
	May 04, 2013	Feb. 02, 2013	Nov. 07, 2012	May 20, 2013 Subsequent Event [Member]	May 04, 2013 2012 Equity Replacement Plan [Member]	Feb. 02, 2013 2012 Equity Replacement Plan [Member] D	Feb. 02, 2013 2012 Equity Replacement Plan [Member]	May 31, 2013 2012 Equity Replacement Plan [Member] Subsequent Event [Member]	Apr. 16, 2013 2012 Equity Replacement Plan [Member] Subsequent Event [Member]	May 04, 2013 Restricted stock [Member] 2012 Equity Replacement Plan [Member] D	Feb. 02, 2013 Restricted stock [Member] 2012 Equity Replacement Plan [Member] D
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Consecutive trading days						10				10	10
Shares received					1,331,548	1,331,548	1,331,548	748,159		1,331,548	1,331,548
Shares vested period										36 months	36 months
Common stock, price per share						$ 31	$ 31			$ 31	$ 31
Additional shares received						512,580			140,457	512,580	512,580
Common stock, value										$ 46.5	$ 46.5
Initial public offering price, per share			$ 24	$ 50						$ 24	$ 24
Mr. Friedman unvested stock at IPO	1,185,511	1,185,511
Restricted shares vested, issued					140,457	442,932	442,932
Non-cash compensation charge					$ 3.4	$ 12.5	$ 10.6	$ 26.5	$ 3.4

Stock-Based Compensation - 2012 Stock Option Plan and 2012 Stock Incentive Plan - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Numbers of options outstanding		8,159,577
Options outstanding, weighted-average exercise price per share		$ 41.41
2012 Stock Option and 2012 Incentive Plan [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Numbers of options outstanding	8,246,577
Options outstanding, weighted-average exercise price per share	$ 41.34
Numbers of options vested	8,093,077
Vested weighted-average exercise price per share	$ 41.48
Aggregate intrinsic value of options outstanding	$ 24.9	$ 18.9
Aggregate intrinsic value of options vested or expected to vest	24.9	18.9
Aggregate intrinsic value of options exercisable	24.1	18.6
Weighted-average remaining contractual life of options exercisable	9 years 6 months	9 years 8 months 27 days
Unvested restricted stock unit awards	41,713
Unvested restricted stock unit awards with weighted-average grant date fair value per share	$ 36.69
Stock-based compensation expense	0.2
2012 Stock Option and 2012 Incentive Plan [Member] | Straight Line [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options	1.2
Unrecognized compensation expense with weighted-average period	3 years 9 months 4 days
2012 Stock Option and 2012 Incentive Plan [Member] | Restricted stock units awards [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options	$ 1.1
Unrecognized compensation expense with weighted-average period	3 years 22 days

Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended
	Feb. 02, 2013	Oct. 20, 2012	Feb. 02, 2013 2012 Equity Replacement Plan [Member]	Jul. 02, 2013 Subsequent Event [Member]	Jul. 02, 2013 Subsequent Event [Member] Mr. Friedman [Member] 2012 Equity Replacement Plan [Member]	Jul. 02, 2013 Subsequent Event [Member] Mr. Friedman [Member] 2012 Equity Replacement Plan [Member] Minimum [Member]	Jul. 02, 2013 Subsequent Event [Member] Mr. Friedman [Member] 2012 Equity Replacement Plan [Member] Maximum [Member]
Subsequent Event [Line Items]
Options granted	8,159,577				1,000,000
Unrecognized non-cash stock compensation charge	$ 0.5		$ 16.4			$ 30	$ 35
Parent Company's investment in initial public offering		5
Write-down of receivables due to acquisition				$ 0.3